UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 – Report to Shareholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Annual Report

DECEMBER 31, 2008

BlackRock Insured Municipal Term Trust Inc. (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	ANNUAL REPORT	DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew—the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduction in December bringing the target federal funds rate to a record low range of between zero and 0.25%. Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger, but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought to the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of December 31, 2008	6-month	12-month

US equities (S&P 500 Index)	(28.48)%	(37.00)%

Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)

International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06

Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.
You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of December 31 2008	BlackRock Insured Municipal Term Trust

Investment Objective

BlackRock Insured Municipal Term Trust (BMT) (the “Trust”) seeks to provide monthly income that is exempt from regular federal income tax and to return $10 per share (the initial offering price per share) to investors on or about December 31, 2010.

Performance

For the 12 months ended December 31, 2008, the Trust returned 7.30% based on market price and 3.62% based on net asset value (“NAV”). For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (15.92)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Positive performance was derived by a short-maturity positioning, as yield levels declined in this sector throughout 2008. The high book yields of securities held in anticipation of maturing the Trust on December 31, 2010 provided a high income level, allowing for the dividend to be maintained. The Trust also benefited from a high-quality bias, thereby avoiding spread widening during the course of the year in the lower-grade, high yield sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BMT
Initial Offering Date	February 20, 1992
Termination Date (on or about)	December 31, 2010
Yield on Closing Market Price as of December 31, 2008 ($10.16)[1]	3.59%
Tax Equivalent Yield[2]	5.52%
Current Monthly Distribution per Common Share[3]	$ 0.030417
Current Annualized Distribution per Common Share[3]	$ 0.365004

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/08	12/31/07	Change	High	Low

Market Price	$10.16	$9.85	3.15%	$10.55	$9.46
Net Asset Value	$10.31	$10.35	(0.39)%	$10.59	$10.17

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	12/31/08	12/31/07

City, County & State	26%	29%
Power	18	14
Education	18	18
Water & Sewer	15	16
Health Care & Hospitals	9	7
Lease Revenue	7	7
Transportation	5	7
Tax Revenue	2	2

Credit Quality Allocations[4]

Credit Rating	12/31/08	12/31/07

AAA/Aaa	33%	100%
AA/Aa	55	—
A/A	10	—
Not Rated	2 [5]	—

[4]	Using the higher of Standard & Poor’s “S&P’s” or Moody’s Investors Service “Moody’s” ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2008, the market value of these securities was $3,733,554 representing 1% of the Trust’s long-term investments.

4	ANNUAL REPORT	DECEMBER 31, 2008

Trust Summary as of December 31, 2008	BlackRock Municipal 2018 Term Trust

Investment Objective

BlackRock Municipal 2018 Term Trust (BPK) (the “Trust”) seeks to provide monthly income that is exempt from regular federal income tax and to return $15 per share (the initial offering price) to investors on or about December 31, 2018.

Performance

For the 12 months ended December 31, 2008, the Trust returned (9.47)% based on market price and (17.96)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (22.15)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Price depreciation in intermediate- and long-maturity holdings was among the primary detractors from the Trust’s performance in 2008. The Trust’s allocation to healthcare and hospital issues also hurt as these sectors significantly underperformed over the period. Likewise, exposure to lower credit quality issues detracted as the market experienced significant spread widening. Reduced income benefit was derived from leverage as auction rates reset at relatively high levels for most of the year. In addition, leverage magnified price movement as the market declined, adversely affecting net asset value.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BPK
Initial Offering Date	October 26, 2001
Termination Date (on or about)	December 31, 2018
Yield on Closing Market Price as of December 31, 2008 ($12.97)[1]	6.99%
Tax Equivalent Yield[2]	10.75%
Current Monthly Distribution per Common Share[3]	$0.0755
Current Annualized Distribution per Common Share[3]	$0.9060
Leverage as of December 31, 2008[4]	43%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Auction Market Preferred Shares (“Preferred Shares”) and Tender Option Bond Trusts (“TOBs”)), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/08	12/31/07	Change	High	Low

Market Price	$12.97	$15.22	(14.78)%	$16.35	$8.56
Net Asset Value	$11.63	$15.06	(22.78)%	$15.47	$11.21

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	12/31/08	12/31/07

Health Care & Hospitals	26%	25%
Industrial & Pollution Control	20	24
Housing	15	14
City, County & State	15	18
Transportation	6	4
Tax Revenue	5	5
Education	5	6
Water and Sewer	2	—
Lease Revenue	2	3
Power	2	—
Tobacco	2	1

Credit Quality Allocations[5]

Credit Rating	12/31/08	12/31/07

AAA/Aaa	22%	27%
AA/Aa	22	11
A/A	12	—
A	—	18
BBB/Baa	23	26
BB/Ba	2	2
B/B	3	—
B	—	8
CCC/Caa	3	—
Not Rated[6]	13	8

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2008 and 2007, the market value of these securities was $2,825,529 representing 1% and $5,534,635 representing 2%, respectively, of the Trust’s long-term investments.

ANNUAL REPORT	DECEMBER 31, 2008	5

Trust Summary as of December 31, 2008	BlackRock Municipal 2020 Term Trust

Investment Objective

BlackRock Municipal 2020 Term Trust (BKK) (the “Trust”) seeks to provide current income exempt from regular federal income tax and to return $15 per share (the initial public offering price) on or about December 31, 2020.

Performance

For the 12 months ended December 31, 2008, the Trust returned (17.81)% based on market price and (24.57)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (22.15)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period-end, which accounts for the difference between performance based on price and performance based on NAV. Price depreciation in intermediate- and long-maturity holdings was among the primary detractors from the Trust’s performance in 2008. The Trust’s allocation to healthcare and hospital issues also hurt as these sectors significantly underperformed over the period. Likewise, exposure to lower credit quality issues detracted as the market experienced significant spread widening. Reduced income benefit was derived from leverage as auction rates reset at relatively high levels for most of the year. In addition, leverage magnified price movement as the market declined, adversely affecting net asset value.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BKK
Initial Offering Date	September 30, 2003
Termination Date (on or about)	December 31, 2020
Yield on Closing Market Price as of December 31, 2008 ($10.57)[1]	7.07%
Tax Equivalent Yield[2]	10.88%
Current Monthly Distribution per Common Share[3]	$0.06225
Current Annualized Distribution per Common Share[3]	$0.7470
Leverage as of December 31, 2008[4]	45%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares and TOBs), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/08	12/31/07	Change	High	Low

Market Price	$10.57	$13.60	(22.28)%	$15.14	$7.42
Net Asset Value	$10.55	$14.79	(28.67)%	$15.25	$10.16

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	12/31/08	12/31/07

Health Care & Hospitals	18%	17%
City, County & State	17	22
Industrial & Pollution Control	13	17
Tobacco	11	11
Power	9	7
Education	8	8
Housing	7	7
Tax Revenue	7	6
Transportation	7	5
Water and Sewer	2	—
Lease Revenue	1	—

Credit Quality Allocations[5]

Credit Rating	12/31/08	12/31/07

AAA/Aaa	21%	30%
AA/Aa	16	10
A	18	12
BBB/Baa	25	29
BB/Ba	1	1
B	3	6
CC/Ca	1	—
Not Rated	15 [6]	12

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As December 31, 2008, the market value of these securities was $5,382,113 representing 1% of the Trust’s long-term investments.

6	ANNUAL REPORT	DECEMBER 31, 2008

Trust Summary as of December 31, 2008	BlackRock Strategic Municipal Trust

Investment Objective

BlackRock Strategic Municipal Trust (BSD) (the “Trust”) seeks to provide high current income exempt from regular federal income tax, consistent with the preservation of capital.

Performance

For the 12 months ended December 31, 2008, the Trust returned (37.17)% based on market price and (25.70)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (22.15)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The primary factors contributing to the Trust’s under-performance during the year included above market weight exposure to lower-rated credits and longer-dated securities. These negative factors were offset somewhat by an above-average distribution yield. In expectation of a more favorable environment for municipal credit spreads, we do not anticipate any significant changes in portfolio composition in the near term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BSD
Initial Offering Date	August 25, 1999
Yield on Closing Market Price as of December 31, 2008 ($8.19)[1]	9.16%
Tax Equivalent Yield[2]	14.09%
Current Monthly Distribution per Common Share[3]	$ 0.0625
Current Annualized Distribution per Common Share[3]	$ 0.7500
Leverage as of December 31, 2008[4]	43%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares and TOBs), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/08	12/31/07	Change		High	Low

Market Price	$8.19	$13.96	(41.33%	)	$15.94	$6.60
Net Asset Value	$9.90	$14.27	(30.62%	)	$14.62	$8.91

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	12/31/08	12/31/07

Health Care & Hospitals	24%	22%
City, County & State	20	22
Housing	11	9
Education	10	5
Industrial & Pollution Control	9	16
Transportation	8	7
Tax Revenue	8	8
Power	7	7
Water & Sewer	2	2
Tobacco	1	2

Credit Quality Allocations[5]

Credit Rating	12/31/08	12/31/07

AAA/Aaa	29%	43%
AA/Aa	26	21
A/A	20	8
BBB/Baa	8	15
BB/Ba	8	3
B/B	2	4
CCC/Caa	1	—
Not Rated[6]	6	6

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2008 and December 31, 2007, the market value of these securities was $2,687,323 representing 2% and $4,358,336 representing 3%, respectively, of the Trust’s long-term investments.

ANNUAL REPORT	DECEMBER 31, 2008	7

Trust Summary as of December 31, 2008	BlackRock California Municipal 2018 Term Trust

Investment Objective

BlackRock California Municipal 2018 Term Trust (BJZ) (the “Trust”) seeks to provide monthly income that is exempt from regular federal and California income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2018.

Performance

For the 12 months ended December 31, 2008, the Trust returned (20.70)% based on market price and (15.18)% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of (20.85)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. Price depreciation in intermediate- and long-maturity holdings was among the primary detractors from the Trust’s performance in 2008. An allocation to hospital issues also hampered results as the sector was among the worst performers. In addition, California general obligation debt came under pressure as budgetary concerns grew, causing spreads to widen significantly. Income from leverage was reduced as auction rates reset at relatively high levels for most of 2008. Leverage also magnified price movement as the market declined, adversely affecting net asset value.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BJZ
Initial Offering Date	October 26, 2001
Termination Date (on or about)	December 31, 2018
Yield on Closing Market Price as of December 31, 2008 ($11.60)[1]	6.34%
Tax Equivalent Yield[2]	9.75%
Current Monthly Distribution per Common Share[3]	$ 0.06125
Current Annualized Distribution per Common Share[3]	$ 0.73500
Leverage as of December 31, 2008[4]	42%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/08	12/31/07	Change		High	Low

Market Price	$11.60	$15.40	(24.68%	)	$16.05	$9.10
Net Asset Value	$11.94	$14.82	(19.43%	)	$15.18	$11.44

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	12/31/08	12/31/07

City, County & State	20%	23%
Transportation	18	19
Water & Sewer	14	2
Health Care & Hospitals	13	13
Lease Revenue	12	14
Industrial & Pollution Control	8	7
Housing	7	7
Education	7	8
Tax Revenue	1	—
Power	—	5
Resource Recovery	—	2

Credit Quality Allocations[5]

Credit Rating	12/31/08	12/31/07

AAA/Aaa	23%	44%
AA/Aa	31	—
A	20	26
BBB/Baa	21	27
Not Rated	5 [6]	3

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2008, the market value of these securities was $3,201,320 representing 2% of the Trust’s long-term investments.

8	ANNUAL REPORT	DECEMBER 31, 2008

Trust Summary as of December 31, 2008	BlackRock New York Municipal 2018 Term Trust

Investment Objective

BlackRock New York Municipal 2018 Term Trust (BLH) (the “Trust”) seeks to provide monthly income that is exempt from regular federal, New York State and New York City income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2018.

Performance

For the 12 months ended December 31, 2008, the Trust returned (9.00)% based on market price and (9.12)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (20.73)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Price depreciation in intermediate- and long-maturity holdings was among the primary detractors from the Trust’s performance in 2008. An allocation to hospital and airline-related issues also hampered results as the sectors significantly underperformed over the period. Income from leverage was reduced as auction rates reset at relatively high levels for most of 2008. Leverage also magnified price movement as the market declined, adversely affecting net asset value.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BLH
Initial Offering Date	October 26, 2001
Termination Date (on or about)	December 31, 2018
Yield on Closing Market Price as of December 31, 2008 ($13.97)[1]	5.91%
Tax Equivalent Yield[2]	9.09%
Current Monthly Distribution per Common Share[3]	$0.06875
Current Annualized Distribution per Common Share[3]	$0.82500
Leverage as of December 31, 2008[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/08	12/31/07	Change	High	Low

Market Price	$13.97	$16.18	(13.66)%	$16.95	$12.50
Net Asset Value	$13.78	$15.98	(13.77)%	$16.32	$13.27

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	12/31/08	12/31/07

Education	24%	22%
City, County & State	15	11
Health Care & Hospitals	15	15
Transportation	14	11
Tobacco	10	11
Industrial & Pollution Control	3	7
Lease Revenue	3	10
Housing	5	6
Tax Revenue	7	6
Power	4	1

Credit Quality Allocations[5]

Credit Rating	12/31/08	12/31/07

AAA/Aaa	24%	44%
AA/Aa	38	37
A	13	5
BBB/Baa	20	9
B	4	4
Not Rated	1	1

[5]	Using the higher of S&P’s or Moody’s ratings.

ANNUAL REPORT	DECEMBER 31, 2008	9

Trust Summary as of December 31, 2008	BlackRock Pennsylvania Strategic Municipal Trust

Investment Objective

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (the “Trust”) seeks to provide monthly income that is exempt from regular federal and Pennsylvania income taxes.

Performance

For the 12 months ended December 31, 2008, the Trust returned (34.53)% based on market price and (19.63)% based on NAV. For the same period, the closed-end Lipper Pennsylvania Municipal Debt Funds category posted an average return of (18.96)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Over the one-year period, exposure to housing bonds had the greatest negative impact on the Trust’s performance, as these issues underperformed. By contrast, an above-average yield and defensive positioning aided results. Market declines for the period precipitated a rise in the portfolio’s interest rate sensitivity (duration). At period end, the Trust is positioned to outperform in a stable to lower interest rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BPS
Initial Offering Date	August 25, 1999
Yield on Closing Market Price as of December 31, 2008 ($8.42)[1]	6.41%
Tax Equivalent Yield[2]	9.86%
Current Monthly Distribution per Common Share[3]	$0.045
Current Annualized Distribution per Common Share[3]	$0.540
Leverage as of December 31, 2008[4]	44%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total managed assets of the Trust (including any assets attributable to Preferred Shares), minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/08	12/31/07	Change	High	Low

Market Price	$8.42	$13.55	(37.86)%	$15.85	$5.25
Net Asset Value	$10.77	$14.12	(23.73)%	$14.55	$10.22

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	12/31/08	12/31/07

Health Care & Hospitals	22%	11%
Education	21	18
Housing	17	16
Water & Sewer	10	16
Transportation	9	10
City, County & State	9	15
Lease Revenue	5	4
Industrial & Pollution Control	4	5
Power	3	2
Tax Revenue	—	3

Credit Quality Allocations[5]

Credit Rating	12/31/08	12/31/07

AAA/Aaa	24%	45%
AA/Aa	39	14
A/A	23	21
BBB/Baa	7	17
BB/Ba	1	—
B	—	1
Not Rated[6]	6	2

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2008 and 2007, the market value of these securities was $1,604,974 representing 4% and $971,150 representing 2% of the Trust’s long-term investments.

10	ANNUAL REPORT	DECEMBER 31, 2008

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, certain Trusts issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the Trust’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Trust pays dividends on the higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors also influence the value of portfolio investments. In contrast, the redemption value of the Trust’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

Certain Trusts may also, from time to time leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Trusts’ NAVs per share.

The use of leverage may enhance opportunities for increased returns to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trusts’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Trusts may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Trusts to incur losses. The use of leverage may limit the Trusts’ ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a Trust. The Trusts will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of December 31, 2008, Insured Municipal Term Trust had no leverage from these sources. As of December 31, 2008, the following Trusts had economic leverage from Preferred Shares and TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

Municipal 2018 Term Trust	43%
Municipal 2020 Term Trust	45%
Strategic Municipal Trust	43%
California Municipal 2018 Term Trust	42%
New York Municipal 2018 Term Trust	39%
Pennsylvania Strategic Municipal Trust	44%

Derivative Instruments

The Trusts may invest in various derivative instruments, including swap agreements and futures, and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Trusts’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Trusts to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trusts can realize on an investment or may cause the Trusts to hold a security that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	11

Schedule of Investments December 31, 2008	BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—0.9%
Alabama State Federal Highway Authority Revenue Bonds, GANS, Series A, 4.50%, 3/01/11 (a)	$1,410	$1,455,670
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Refunding Bonds, Series A, 4.375%, 1/01/11 (b)	1,000	983,410

		2,439,080

Alaska—2.8%
Anchorage, Alaska, GO, Refunding, Series B, 4.625%, 7/01/10 (a)(c)	6,000	6,249,720
University of Alaska, Revenue Refunding Bonds, Series K, 3.75%, 10/01/10 (a)(c)	1,260	1,282,529

		7,532,249

Arizona—0.4%
Mesa, Arizona, GO, Refunding, Series A, 3.75%, 7/01/10 (a)(c)	1,030	1,059,870

California—5.7%
California State Department of Water Resources, Power Supply Revenue Bonds, Series A:
3.60%, 5/01/10 (d)	5,000	5,106,350
3.70%, 5/01/11 (a)	3,500	3,577,245
California State, GO, 6.80%, 11/01/10 (c)	145	146,969
Contra Costa, California, Transportation Authority, Sales Tax Revenue Bonds, Series A, 6.50%, 3/01/09 (c)(e)	3,145	3,170,412
Los Angeles County, California, Capital Asset Leasing Corporation, Leasehold Revenue Refunding Bonds, 6.05%, 12/01/10 (d)	3,065	3,199,186

		15,200,162

Colorado—1.3%
Weld County, Colorado, Greeley School District Number 006 (Greeley), GO, Refunding, 3.75%, 12/01/10 (b)	3,245	3,346,439

Delaware—0.4%
Delaware River and Bay Authority Revenue Bonds, 3.75%, 1/01/11 (a)	1,015	1,031,646

District of Columbia—4.0%
District of Columbia, GO, Refunding, Series B, 5.50%, 6/01/11 (b)	10,000	10,670,700

Florida—0.9%
Tampa, Florida, Water and Sewer Revenue Refunding Bonds, 5.50%, 10/01/10 (b)	2,320	2,455,952

Hawaii—0.4%
University of Hawaii, University System Revenue Bonds, Series A, 3.875%, 7/15/10 (a)(c)	1,000	1,020,590

Illinois—12.7%
Chicago, Illinois, GO, Refunding, Series A:
4.375%, 1/01/11 (d)	120	125,152
4.375%, 1/01/11 (d)(e)	3,880	4,096,620
5%, 1/01/11 (a)	640	675,136
5%, 1/01/11 (a)(e)	1,150	1,228,303
Chicago, Illinois, Park District, GO, Refunding, Series A, 3.50%, 1/01/10 (c)(e)	2,120	2,171,749

Municipal Bonds	Par (000)	Value

Illinois—(concluded)
Du Page and Will Counties, Illinois, GO (c):
Community School District Number 204 (Indian Prairie), 4.25%, 12/30/10 (e)	$1,750	$1,845,567
Community School District Number 205 (Elmhurst), 4.50%, 1/01/11	685	708,715
Community School District Number 205 (Elmhurst), 4.50%, 1/01/11 (e)	315	333,358
Du Page County, Illinois, Forest Preserve District, GO (f):
5.984%, 11/01/10	5,000	4,758,900
6.045%, 11/01/11	11,965	10,990,810
Illinois State, GO, 1st Series:
4.50%, 2/01/11 (a)(c)	1,500	1,569,510
4.50%, 4/01/11 (b)	2,000	2,099,020
Kane and Du Page Counties, Illinois, Community Unit School District 303 (Saint Charles), GO, Series A, 4%, 1/01/11 (b)	2,265	2,345,702
Orland Park, Illinois, GO, Series A, 3.50%, 12/01/10 (a)(c)	1,025	1,051,865

		34,000,407

Indiana—4.1%
Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 4.50%, 1/01/11 (d)	2,635	2,712,205
Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds (Waterworks Project), Series A (a):
4.25%, 7/01/10	2,085	2,160,894
4.375%, 1/01/11	2,815	2,933,596
4.375%, 7/01/11	2,950	3,094,963

		10,901,658

Kansas—0.8%
Kansas State Development Finance Authority, Public Water Supply, Revolving Loan Fund Revenue Bonds, Series 2 (d):
4.125%, 4/01/10	1,025	1,057,790
4.25%, 4/01/11	1,000	1,044,060

		2,101,850

Kentucky—3.8%
Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 5.421%, 10/01/10 (a)(f)	10,890	10,082,724

Louisiana—2.0%
Louisiana Public Facilities Authority, Revenue Refunding Bonds (Ochsner Clinic Foundation Project), Series A, 4%, 5/15/11 (a)(e)	5,000	5,267,500

Michigan—2.4%
Detroit, Michigan, GO (a):
4%, 4/01/10	1,580	1,572,163
4%, 4/01/11	1,955	1,916,526
Wyandotte, Michigan, City School District, School Building and Site, GO, Refunding, 4%, 5/01/11 (b)	2,810	2,902,112

		6,390,801

Minnesota—0.4%
Southern Minnesota Municipal Power Agency, Power Supply System, Revenue Refunding Bonds, Series B, 5.75%, 1/01/11 (e)	1,150	1,183,258

Portfolio Abbreviations

To simplify the listings of each Trust’s holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GANS	Grant Application Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
TFABS	Tobacco Flexible Amortization Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

12	ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (continued)	BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey—0.4%
Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding Bonds, 3.375%, 12/01/10 (b)	$1,000	$1,026,460

New Mexico—2.8%
Las Cruces, New Mexico, School District Number 002, GO, 5.25%, 8/01/09 (b)(g)	1,750	1,795,867
New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series A (a):
4.20%, 6/01/10	1,005	1,040,426
3.40%, 6/01/11	1,258	1,291,023
4.30%, 6/01/11	950	994,926
New Mexico State Highway Commission, Tax Revenue Refunding Bonds, Subordinate Lien, Series B, 4.75%, 6/15/11 (d)(e)	2,230	2,392,723

		7,514,965

New York—5.5%
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 5.50%, 12/01/10 (d)	8,950	9,384,522
New York State Thruway Authority, State Personal Income Tax, Transportation Revenue Bonds, Series A, 5%, 3/15/11 (b)	5,000	5,303,850

		14,688,372

Ohio—0.8%
Akron, Ohio, GO, Refunding, 4%, 12/01/10 (a)	1,000	1,032,310
University of Cincinnati, Ohio, General Receipts Revenue Bonds, 3.50%, 6/01/09 (d)	1,015	1,021,537

		2,053,847

Oregon—2.9%
Washington and Clackamas Counties, Oregon, School District Number 23J (Tigard-Tualatin), GO (a):
4%, 6/15/10	3,820	3,951,408
4%, 6/15/11	3,720	3,884,722

		7,836,130

Pennsylvania—3.4%
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (UPMC Health System), Series A, 5.25%, 8/01/10 (b)	7,500	7,671,225
Wilson, Pennsylvania, School District, GO, Refunding, 2nd Series, 4%, 5/15/10 (b)	1,250	1,286,538

		8,957,763

Rhode Island—2.0%
Rhode Island Clean Water Finance Agency, Water PCR, 6.70%, 10/01/10 (a)	235	237,667
Rhode Island State and Providence Plantations, GO, Refunding (Consolidated Capital Development Loan), Series B, 4.20%, 6/01/10 (c)	5,000	5,209,300

		5,446,967

Tennessee—0.8%
Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds (b):
4.45%, 2/01/10	1,005	1,036,647
4.65%, 2/01/11	1,100	1,149,731

		2,186,378

Texas—13.0%
Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding Bonds (b):
3.70%, 5/01/10	770	787,748
3.70%, 5/01/10 (e)	315	324,967
3.80%, 5/01/11	775	796,026
3.80%, 5/01/11 (e)	315	330,117
Dallas, Texas, Area Rapid Transit, Sales Tax Revenue Refunding Bonds, Senior Lien, 4.30%, 12/01/10 (d)	2,000	2,088,580
Harris County, Texas, Tax Road, GO, Refunding, Series A, 5%, 10/01/10 (b)	1,500	1,579,095

Municipal Bonds	Par (000)	Value

Texas—(concluded)
Houston, Texas, Area Water Corporation, Contract Revenue Bonds (Northeast Water Purification Project), 4.50%, 3/01/11 (c)(e)	$2,490	$2,630,212
Houston, Texas, GO, Refunding, Series A, 5%, 3/01/11 (a)	5,000	5,290,250
Houston, Texas, Water and Sewer System, Revenue Refunding Bonds, Junior Lien, Series C, 6.724%, 12/01/10 (d)(f)	10,440	9,889,394
Katy, Texas, Independent School District, GO, CABS, Refunding, Series A, 4.85%, 2/15/11 (f)	5,550	5,234,149
Texas Municipal Power Agency, Revenue Refunding Bonds, 5.50%, 9/01/10 (a)	4,000	4,186,440
University of Houston, Texas, University Revenue Bonds, Series A, 4%, 2/15/10 (b)	1,500	1,543,845

		34,680,823

Utah—2.4%
Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series A, 5.25%, 7/01/11 (a)	3,470	3,541,517
Salt Lake County, Utah, Water Conservancy District, Revenue Refunding Bonds, CABS, Series A, 6.898%, 10/01/10 (d)(f)	3,175	2,999,296

		6,540,813

Washington—13.2%
Benton County, Washington, School District Number 017 (Kennewick), GO, Refunding, 4.50%, 12/01/10 (b)	7,345	7,671,926
Chelan County, Washington, School District Number 246 (Wenatchee), GO, 4.50%, 12/01/10 (b)	1,000	1,044,510
Clark County, Washington, Public Utility District Number 001, Electric Revenue Refunding Bonds, 4.50%, 1/01/11 (d)	3,000	3,091,440
Clark County, Washington, School District Number 114 (Evergreen), GO, 4.125%, 12/01/10 (b)	2,040	2,118,071
Tacoma, Washington, GO, 4.625%, 12/01/10 (a)(c)	1,010	1,055,410
Washington State, GO, Series A, 5.50%, 7/01/09 (a)(g)	4,000	4,093,200
Washington State Public Power Supply System, Revenue Refunding Bonds, Series A (a)(f):
(Nuclear Project Number 2), 6.459%, 7/01/10	3,745	3,579,284
(Nuclear Project Number 2), 6.459%, 7/01/10 (e)	9,160	8,902,512
(Nuclear Project Number 3), CABS, 5.071%, 7/01/10	1,300	1,250,223
Whatcom County, Washington, School District Number 503 (Blaine), GO, Refunding, 4.50%, 12/01/10 (b)	2,280	2,383,238

		35,189,814

West Virginia—3.6%
West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A (a):
4.50%, 6/01/10	3,705	3,798,662
4.50%, 6/01/11	4,420	4,550,213
West Virginia School Building Authority, Capital Improvement Revenue Refunding Bonds, 4%, 7/01/11 (d)	1,170	1,198,115

		9,546,990

Wisconsin—2.2%
Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, 4.375%, 1/01/11 (c)(e)	1,045	1,103,342
Wisconsin State, Clean Water Revenue Refunding Bonds, Series 2, 4%, 6/01/10 (a)	4,640	4,794,605

		5,897,947

Wyoming—2.2%
Albany County, Wyoming, Improvements Statutory Trust, COP (a):
4%, 1/15/10	1,325	1,351,341
4%, 7/15/10	1,450	1,482,581
4%, 1/15/11	1,480	1,511,228
4%, 7/15/11	1,510	1,546,633

		5,891,783

Total Investments (Cost—$251,730,709*)—98.2%		262,143,938
Other Assets Less Liabilities—1.8%		4,854,241

Net Assets—100.0%		$266,998,179

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	13

Schedule of Investments (concluded)	BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$251,421,335

Gross unrealized appreciation	$10,794,185
Gross unrealized depreciation	(71,582)

Net unrealized appreciation	$10,722,603

(a)	MBIA Insured.

(b)	FSA Insured.

(c)	FGIC Insured.

(d)	AMBAC Insured.

(e)	Security is collateralized by Municipal or US Treasury Obligations.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

•	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	—	$116,248

•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1—price quotations in active markets/exchanges for identical

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$262,143,938
Level 3	—

Total	$262,143,938

See Notes to Financial Statements.

14	ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments December 31, 2008	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—3.1%
Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding Bonds (International Paper Company Project), Series A, 4.75%, 5/01/17	$1,000	$725,010
Huntsville, Alabama, Health Care Authority, Revenue Refunding Bonds, GO, Series A, 5.625%, 6/01/22	5,845	5,060,952

		5,785,962

Arizona—0.4%
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5.25%, 12/01/20	1,000	762,340

California—7.5%
Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%, 7/01/13	1,750	1,518,003
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, Series C, 5.125%, 11/01/23	6,500	4,148,495
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Refunding Bonds (Republic Services, Inc. Project), AMT, Series C, 5.25%, 6/01/23	5,000	3,679,350
Clovis, California, Unified School District, Capital Appreciation, GO (Election of 2004), Series A, 5.124%, 8/01/21 (a)(b)(c)(d)	5,425	3,258,635
Lincoln, California, Special Tax Bonds (Community Facilities District Number 2003-1), 5.90%, 9/01/13 (e)	1,100	1,307,526

		13,912,009

Colorado—4.2%
Colorado HFA, Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), AMT, 5.70%, 7/01/18	5,000	3,668,600
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.25%, 12/01/20	5,010	4,026,487

		7,695,087

Connecticut—1.5%
Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Refunding Bonds, Sub-Series B, 5.75%, 9/01/18 (f)	3,750	2,831,662

Florida—6.7%
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/22 (g)	1,250	1,260,237
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	3,790	2,956,427
Pine Island Community Development District, Florida, Utilities System Revenue Bonds, 5.30%, 11/01/10	705	657,243
Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series B, 6.375%, 5/01/13	2,270	1,709,106
Village Center Community Development District, Florida, Recreational Revenue Bonds, Sub-Series B, 5.875%, 1/01/15	5,410	4,882,471
Westchester Community Development District Number 1, Florida, Special Assessment Bonds (Community Infrastructure), 6%, 5/01/23	1,345	935,690

		12,401,174

Illinois—24.6%
Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (f)	1,825	1,373,732
Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, Series A (h):
5%, 1/01/19	5,000	5,014,650
5%, 1/01/20	3,000	2,947,740
Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/18 (c)	5,000	4,796,700
Illinois Development Finance Authority, Hospital Revenue Bonds (Adventist Health System/Sunbelt Obligated Group), 5.50%, 11/15/09 (e)	12,500	13,118,375

Municipal Bonds	Par (000)	Value

Illinois—(concluded)
Illinois Educational Facilities Authority, Student Housing Revenue Bonds (Education Advancement Fund—University Center Project), 6%, 5/01/12 (e)	$5,980	$6,792,981
Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst Memorial Healthcare), 5.50%, 1/01/22	5,000	4,182,300
Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds (h)(i):
5.35%, 6/15/19	1,885	1,826,980
5.45%, 6/15/20	1,985	1,896,290
5.40%, 6/15/21	2,090	1,982,177
Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Senior Series A, 5.50%, 6/01/19 (j)(k)	2,750	1,507,495

		45,439,420

Indiana—14.3%
Indiana Health Facilities Financing Authority Revenue Bonds (Sisters of St. Francis Health System), 5.75%, 11/01/11 (e)	13,970	15,650,172
Indianapolis, Indiana, Airport Authority, Special Facilities, Revenue Refunding Bonds (Federal Express Corporation Project), AMT, 5.10%, 1/15/17	2,500	1,919,750
Lawrence, Indiana, M/F Housing, Revenue Refunding Bonds (Pinnacle Apartments Project), AMT, 5.15%, 6/01/24 (l)	2,895	2,836,492
Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co. Project), AMT, 5.75%, 8/01/21	4,000	3,170,040
Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	4,070	2,840,860

		26,417,314

Kentucky—1.4%
Kentucky Housing Corporation, Housing Revenue Bonds, AMT, Series C, 4.625%, 7/01/22	3,195	2,636,833

Louisiana—1.4%
Louisiana Public Facilities Authority Revenue Bonds (Department of Public Safety), Term Bond 1, 5.875%, 6/15/14 (c)	2,485	2,555,972

Maryland—1.9%
Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), Series A, 5.80%, 7/01/20	4,710	3,503,816

Massachusetts—0.5%
Massachusetts State Water Pollution Abatement Trust, Water Abatement Revenue Refunding Bonds (MWRA Program), Sub-Series A, 6%, 8/01/23	1,000	1,023,550

Michigan—2.0%
Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds:
(Oakwood Obligated Group), Series A, 5%, 7/15/18	1,000	879,630
(Sparrow Obligated Group), 4.50%, 11/15/26	3,500	2,123,380
Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds (Development Area Number 3), 5.375%, 6/01/12 (e)(m)	640	712,230

		3,715,240

Mississippi—3.7%
Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser Company Project), Series A, 6.80%, 4/01/22	9,000	6,763,320

Nevada—2.6%
Henderson, Nevada, Local Improvement Districts, Special Assessment, Series NO T-18, 5.15%, 9/01/21	1,000	400,010
Las Vegas, Nevada, Special Assessment Improvement, District Number 809 (Summerlin Area), 5.35%, 6/01/17	1,060	674,118
Nevada State Department of Business and Industry, Solid Waste Disposal Revenue Bonds (Republic Services Inc. Project), AMT, 5.625%, 12/01/26	5,000	3,747,050

		4,821,178

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	15

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Hampshire—6.3%
New Hampshire Health and Education Facilities Authority Revenue Bonds (Exeter Hospital Project), 6%, 10/01/24	$2,025	$1,813,793
New Hampshire State Business Finance Authority, PCR, Refunding (c):
(Public Service Company of New Hampshire Project), Series C, 5.45%, 5/01/21	7,000	6,041,420
(Public Service Company Project), AMT, Series B, 4.75%, 5/01/21	6,000	3,813,060

		11,668,273

New Jersey—11.3%
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	7,000	5,148,710
New Jersey EDA, EDR, Special Assessment Refunding Bonds (Kapkowski Road Landfill Reclamation Improvement District Project), AMT, 5.50%, 4/01/16	8,410	6,717,824
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT:
7%, 11/15/30	4,065	2,146,686
7.20%, 11/15/30	6,750	3,619,148
New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (AtlantiCare Regional Medical Center), 5%, 7/01/20	1,500	1,319,730
New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, AMT, Series T, 4.55%, 10/01/22	2,500	2,042,800

		20,994,898

New York—7.7%
New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc.—JFK International Airport), AMT, 7.625%, 8/01/25	3,460	2,087,245
New York City, New York, GO, Sub-Series F-1, 5%, 9/01/18	7,500	7,710,450
Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series B-1C, 5.50%, 6/01/20	4,500	4,462,200

		14,259,895

North Carolina—3.5%
North Carolina, HFA, Home Ownership Revenue Bonds, AMT, Series 28A, 4.65%, 7/01/23	3,140	2,553,291
Wake County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Refunding Bonds (Carolina Power & Light Company Project), 5.375%, 2/01/17	4,000	4,010,720

		6,564,011

Ohio—2.9%
American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie State Energy Campus Project), Series A, 5.25%, 2/15/23	5,000	5,046,600
Pinnacle Community Infrastructure Financing Authority, Ohio, Revenue Bonds, Series A, 6%, 12/01/22	460	311,530

		5,358,130

Oklahoma—1.1%
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	2,700	2,044,764

Pennsylvania—6.9%
Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care Project), 6%, 2/01/21	2,000	1,393,660
Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds, Series B, 5.50%, 10/01/11 (e)(g)	5,000	5,563,100
West Cornwall Township, Pennsylvania, Municipal Authority College Revenue Bonds (Elizabethtown College Project) (e):
5.90%, 12/15/11	2,500	2,800,700
6%, 12/15/11	2,650	2,976,348

		12,733,808

Municipal Bonds	Par (000)	Value

South Carolina—2.4%
South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series A, 6.125%, 8/01/23	$5,000	$4,404,250

Tennessee—3.7%
Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), CABS, Series A, 5.63%, 1/01/19 (d)(g)	12,000	6,800,880

Texas—12.9%
Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding Bonds (FedEx Corp. Project), AMT, 4.85%, 4/01/21	2,000	1,373,720
Birdville, Texas, Independent School District, GO, Refunding, CABS (d):
5.40%, 2/15/18	1,615	1,089,673
5.46%, 2/15/19	1,815	1,144,357
5.51%, 2/15/20	2,625	1,542,817
5.54%, 2/15/21	2,500	1,371,925
Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company Project), AMT, Series C, 5.75%, 5/01/36	10,010	7,683,576
Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A (b)(c):
5.875%, 11/01/17	5,000	4,853,250
5.875%, 11/01/18	5,000	4,791,800

		23,851,118

Virginia—1.3%
Virginia State, HDA, Commonwealth Mortgage Revenue Refunding Bonds, AMT, Sub-Series E-2, 4.375%, 10/01/19	2,750	2,340,470

Wisconsin—9.9%
Franklin, Wisconsin, Solid Waste Disposal, Revenue Bonds, 4.95%, 4/01/16	1,990	1,497,037
Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds:
(Froedtert and Community Health) 5.375%, 10/01/11 (e)	4,560	5,049,151
(Froedtert and Community Health) 5.375%, 10/01/21	440	421,815
(Wheaton Franciscan Services, Inc.), 6.25%, 2/15/12 (e)	10,000	11,396,800

		18,364,803

Puerto Rico—1.3%
Puerto Rico Commonwealth, Public Improvement, GO, Series B, 5.25%, 7/01/17	2,665	2,365,294

Multi-State—11.8%
Charter Mac Equity Issuer Trust, 6.80%, 10/31/52 (f)(n)	14,000	14,889,560
MuniMae TE Bond Subsidiary LLC (f)(n):
5.20%, 6/29/49	6,000	4,482,240
Series D, 5.90%, 11/29/49	4,000	2,380,960

		21,752,760

Total Municipal Bonds—158.8%		293,768,231

Tax-Exempt Corporate Bonds

San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (f)	4,000	3,201,320

Total Corporate Bonds—1.7%		3,201,320

See Notes to Financial Statements.

16	ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (o)	Par (000)	Value

Illinois—2.8%
Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5%, 11/01/20 (g)	$5,000	$5,216,800

Total Municipal Bonds Transferred to Tender Option Bond Trusts—2.8%		5,216,800

Total Long-Term Investments (Cost—$343,353,794)—163.3%		302,186,351

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund, 1.18% (p)(q)	16,213,640	16,213,640

Total Short-Term Securities (Cost—$16,213,640)—8.8%		16,213,640

Total Investments (Cost—$359,567,434*)—172.1%		318,399,991
Other Assets Less Liabilities—2.3%		4,309,593
Liabilities for Trust Certificates, Including Interest Expense and Fees Payable—(2.0)%		(3,765,231)
Preferred Shares, at Redemption Value—(72.4)%		(133,894,980)

Net Assets Applicable to Common Shares—100.0%		$185,049,373

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$355,718,252

	Gross unrealized appreciation	$8,475,553
	Gross unrealized depreciation	(49,543,814)

	Net unrealized depreciation	$(41,068,261)

(a)	Security is collateralized by Municipal or US Treasury Obligations.

(b)	FGIC Insured.

(c)	MBIA Insured.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	FSA Insured.

(h)	AMBAC Insured.

(i)	Represents a step bond. Rate shown is as of report date.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Non-income producing security.

(l)	FNMA Collateralized.

(m)	ACA Insured.

(n)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(o)

Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Trust may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(p)	Represents the current yield as of report date.

(q)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	$15,513,640	$78,495

•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1—price quotations in active markets/exchanges for identical

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$16,213,640
Level 2	302,186,351
Level 3	—

Total	$318,399,991

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	17

Schedule of Investments December 31, 2008	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—0.4%
Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding Bonds (International Paper Company Project), Series A, 4.75%, 5/01/17	$1,165	$844,637

Arizona—0.9%
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/18	1,500	1,199,775
5.25%, 12/01/20	1,000	762,340

		1,962,115

California—24.4%
California State, Various Purpose, GO, 5%, 11/01/22	7,050	6,795,072
California Statewide Communities Development Authority Revenue Bonds (John Muir Health), Series A, 5%, 8/15/22	5,000	4,308,200
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, CABS (a):
5.953%, 1/15/21	12,500	4,321,500
5.858%, 1/15/22	10,000	3,126,000
Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds (b):
Series A-1, 6.625%, 6/01/13	3,000	3,464,070
Series A-1, 6.75%, 6/01/13	12,010	13,929,678
Series A-3, 7.875%, 6/01/13	975	1,178,063
Series A-5, 7.875%, 6/01/13	1,470	1,776,157
Series B, 5.375%, 6/01/10	10,000	10,480,400
Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Bonds (Riverside County Hospital Project), 5.736%, 6/01/25 (a)(c)	6,865	2,630,256

		52,009,396

Colorado—1.7%
E-470 Public Highway Authority, Colorado Revenue Bonds, CABS, Senior Series B, 5.483%, 9/01/22(a)(c)	4,500	1,418,175
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.25%, 12/01/25	3,000	2,162,970

		3,581,145

District of Columbia—5.2%
District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.) (d):
5.75%, 6/01/18	2,680	2,064,699
5%, 6/01/23	3,320	2,050,100
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.50%, 5/15/33	4,215	2,813,681
Metropolitan Washington Airports Authority, D.C., Airport System Revenue Refunding Bonds, AMT, Series C-2, 5%, 10/01/24 (e)	5,000	4,073,250

		11,001,730

Florida—14.4%
Bellalago, Florida, Educational Facilities Benefits District, Capital Improvement Special Assessment Bonds, Series A, 5.85%, 5/01/22	4,315	3,326,692
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/22 (e)	1,250	1,260,238
Grand Hampton Community Development District, Florida, Capital Improvement Special Assessment Bonds, 6.10%, 5/01/24	4,025	3,077,475
Habitat, Florida, Community Development, Special Assessment Bonds, 5.80%, 5/01/25	3,780	2,469,928
Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/22	5,160	5,207,214
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	4,715	3,677,983
Middle Village Community Development District, Florida, Special Assessment Bonds, Series A, 5.80%, 5/01/22	4,155	2,769,682

Municipal Bonds	Par (000)	Value

Florida—(concluded)
Pine Island Community Development District, Florida, Utilities System Revenue Bonds, 5.30%, 11/01/10	$440	$410,194
Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series B, 6.375%, 5/01/13	3,530	2,657,772
Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6%, 5/01/22	2,740	2,180,793
Westchester Community Development District Number 1, Florida, Special Assessment Bonds (Community Infrastructure), 6%, 5/01/23	5,375	3,739,280

		30,777,251

Georgia—0.6%
Richmond County, Georgia, Development Authority, Environmental Improvement Revenue Bonds (International Paper Co. Projects), AMT, Series A, 5.75%, 11/01/27	2,350	1,353,765

Illinois—15.0%
Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (f)	2,155	1,622,133
Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, Series A (g):
5%, 1/01/21	5,000	4,807,950
5%, 1/01/22	7,000	6,578,880
Illinois Development Finance Authority Revenue Bonds (Depaul University), Series C, 5.25%, 10/01/24	5,000	4,526,250
Illinois Educational Facilities Authority Revenue Bonds (Northwestern University), 5%, 12/01/21	4,800	4,968,384
Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC) (h)(i):
Senior Series A, 5.50%, 6/01/19	3,250	1,781,585
Sub-Series B, 5%, 6/01/24	1,075	106,371
Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District Number 220, GO, Refunding, 5.25%, 12/01/20 (e)	1,000	1,091,240
Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds (McCormick), Series A, 5.385%, 6/15/22 (a)(c)	13,455	6,483,695

		31,966,488

Indiana—6.0%
Indianapolis, Indiana, Airport Authority, Special Facilities, Revenue Refunding Bonds (Federal Express Corporation Project), AMT, 5.10%, 1/15/17	10,000	7,679,000
Lawrence, Indiana, M/F Housing, Revenue Refunding Bonds (Pinnacle Apartments Project), AMT, 5.15%, 6/01/24 (j)	2,000	1,959,580
Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	4,620	3,224,760

		12,863,340

Kansas—1.4%
Unified Government of Wyandotte County and Kansas City, Kansas, Sales Tax Special Obligation Revenue Bonds (Kansas International Speedway Corporation Project), 5.198%, 12/01/20 (a)	6,440	3,079,028

Kentucky—0.8%
Kentucky Housing Corporation, Housing Revenue Bonds, AMT, Series C, 4.625%, 7/01/22	2,000	1,650,600

Louisiana—0.5%
De Soto Parish, Louisiana, Environmental Improvement Revenue Bonds (International Paper Co. Project), AMT, Series A, 5.85%, 11/01/27	2,000	1,167,700

Maryland—5.9%
Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), 6.625%, 7/01/25 Series A, 5.80%, 7/01/20	3,000 4,711	2,184,540 3,504,560
Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (MedStar Health, Inc.), 5.375%, 8/15/24	8,500	6,893,670

		12,582,770

See Notes to Financial Statements.

18	ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts—2.2%
Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, 5.45%, 6/01/14	$4,500	$3,691,755
Massachusetts State Water Pollution Abatement Trust, Water Abatement Revenue Refunding Bonds (MWRA Program), Sub-Series A, 6%, 8/01/23	1,000	1,023,550

		4,715,305

Michigan—0.4%
Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Sparrow Obligated Group), 4.50%, 11/15/26	1,500	910,020

Minnesota—0.5%
Minnesota State Higher Education Facilities Authority Revenue Bonds (University of St. Thomas), Series 5Y, 5%, 10/01/24	1,250	1,164,888

Mississippi—0.8%
Warren County, Mississippi, Environmental Improvement Revenue Bonds (International Paper Company Project), AMT, Series A, 5.85%, 11/01/27	3,000	1,751,550

Missouri—4.2%
Missouri State Development Finance Board, Infrastructure Facilities Revenue Bonds (Branson Landing Project), Series A, 5.50%, 12/01/24	5,000	3,669,100
Missouri State Health and Educational Facilities Authority Health Facilities Revenue Refunding Bonds (BJC Health System), Series A, 5%, 5/15/20	5,500	5,320,425

		8,989,525

Nevada—2.5%
Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/20	5,000	4,693,750
Henderson, Nevada, Local Improvement Districts, Special Assessment, Series NO T-18, 5.15%, 9/01/21	1,765	706,018

		5,399,768

New Hampshire—5.1%
New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22	5,000	4,502,750
New Hampshire State Business Finance Authority, PCR, Refunding (Public Service Company Project), AMT, Series B, 4.75%, 5/01/21 (c)	10,000	6,355,100

		10,857,850

New Jersey—11.7%
Middlesex County, New Jersey, Improvement Authority Revenue Bonds (George Street Student Housing Project), Series A, 5%, 8/15/23	1,000	722,700
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	10,000	7,355,300
New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement District Project), AMT, Series B, 6.50%, 4/01/31	7,500	5,172,900
New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 4.80%, 11/01/13	1,000	916,140
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT:
7%, 11/15/30	5,000	2,640,450
9%, 6/01/33	1,500	945,720
New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
(AtlantiCare Regional Medical Center), 5%, 7/01/20	2,110	1,856,420
(Capital Health System Inc.), Series A, 5.75%, 7/01/23	4,000	3,428,600
New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, AMT, Series T, 4.55%, 10/01/22	2,500	2,042,800

		25,081,030

Municipal Bonds	Par (000)	Value

New York—8.4%
New York City, New York, City IDA, Special Facility Revenue Bonds, AMT:

(American Airlines, Inc.—JFK International Airport), 7.625%, 8/01/25	$5,635	$3,399,314
(Continental Airlines Inc. Project), 7.75%, 8/01/31	5,000	3,026,350
New York State Energy Research and Development Authority, Gas Facilities Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (k)	8,500	6,490,940
Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series B-1C, 5.50%, 6/01/20	5,000	4,958,000

		17,874,604

Ohio—8.9%
American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie State Energy Campus Project), Series A, 5.25%, 2/15/23	5,000	5,046,600
Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A: 6%, 1/01/19 6%, 1/01/20	3,000 10,000	3,050,730 10,113,700
Pinnacle Community Infrastructure Financing Authority, Ohio, Revenue Bonds, Series A, 6%, 12/01/22	1,015	687,399

		18,898,429

Oklahoma—1.2%
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	3,350	2,537,022

Pennsylvania—6.8%
Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General Hospital Project), 5.75%, 9/15/13 (b)	7,500	8,598,375
Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care Project), 6%, 2/01/21	1,275	888,458
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (LaSalle University), 5.50%, 5/01/26	6,680	4,864,109

		14,350,942

Tennessee—3.6%
Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%, 9/01/20	10,000	7,647,600

Texas—7.6%
Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT, Series A, 6.75%, 4/01/38	1,100	895,301
Port Corpus Christi, Texas, Industrial Development Corporation Revenue Refunding Bonds, Series C, 5.40%, 4/01/18	3,500	2,656,535
Texas State Turnpike Authority, Central Texas Turnpike System First Tier Revenue Bonds, CABS, Series A (a)(g):
5.382%, 8/15/21	7,990	3,434,582
5.529%, 8/15/24	8,450	2,875,704
Weatherford, Texas, Independent School District, GO, Refunding, CABS (a):
5.745%, 2/15/11(b)	4,040	1,939,079
5.773%, 2/15/11(b)	4,040	1,830,968
5.745%, 2/15/23	2,905	1,299,552
5.768%, 2/15/24	2,905	1,224,574

		16,156,295

Virginia—8.7%
Celebrate North Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series B, 6.60%, 3/01/25	5,000	3,579,100
Charles City County, Virginia, EDA, Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), AMT, 5.125%, 8/01/27	10,000	8,637,100
Mecklenburg County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (UAE LP Project), 6.50%, 10/15/17	7,500	6,402,000

		18,618,200

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	19

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wisconsin—2.2%
Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Wheaton Franciscan Services, Inc.), Series A:
5.50%, 8/15/17	$2,880	$2,238,854
5.50%, 8/15/18	3,190	2,381,526

		4,620,380

Multi-State—8.5%
Charter Mac Equity Issuer Trust (f)(l):
5.75%, 4/30/15	1,000	1,005,910
6%, 4/30/15	4,000	4,071,240
6%, 4/30/19	2,500	2,442,175
6.30%, 4/30/19	2,500	2,493,150
MuniMae TE Bond Subsidiary LLC (f)(l)(m):
5.40%, 6/29/49	5,000	3,488,350
5.80%, 6/29/49	5,000	3,471,150
Series D, 5.90%, 11/29/49	2,000	1,190,480

		18,162,455

Puerto Rico—7.2%
Puerto Rico Commonwealth, Public Improvement, GO, Series B, 5.25%, 7/01/17	3,300	2,928,882
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%, 7/01/13 (b)	10,900	12,389,049

		15,317,931

U.S. Virgin Islands—0.4%
Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Fund Loan Note), Series A, 5.25%, 10/01/17	1,000	877,270

Total Municipal Bonds—168.1%		358,771,029

Tax-Exempt Corporate Bonds

San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (f)	4,000	3,201,320

Total Corporate Bonds—1.5%		3,201,320

Municipal Bonds Transferred to Tender Option Bond Trusts (p)

Illinois—2.4%
Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5%, 11/01/20 (e)	5,000	5,216,800

Total Municipal Bonds Transferred to Tender Option Bond Trusts—2.4%		5,216,800

Total Long-Term Investments (Cost—$440,925,200)—172.0%		367,189,149

Short-Term Securities	Shares

Pennsylvania—0.0%
Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN, 4.50%, 1/06/09 (e)(n)(o)	90	90,000

Money Market Funds—8.5%
Merrill Lynch Institutional Tax-Exempt Fund, 1.18% (q)(r)	18,211,401	18,211,401

Total Short-Term Securities (Cost—$18,301,401)—8.5%		18,301,401

Total Investments (Cost—$459,226,601*)—180.5%		385,490,550

Other Assets Less Liabilities—2.6%		5,626,911

Liability for Trust Certificates, Including Interest Expense and Fees Payable—(1.7)%		(3,761,641)

Preferred Shares, at Redemption Value—(81.4)%		(173,883,854)

Net Assets Applicable to Common Shares—100.0%		$213,471,966

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$454,842,905

Gross unrealized appreciation	$7,084,871
Gross unrealized depreciation	(80,187,226)

Net unrealized depreciation	$(73,102,355)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	MBIA Insured.

(d)	ACA Insured.

(e)	FSA Insured.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	AMBAC Insured.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Non-income producing security.

(j)	FNMA Collateralized.

(k)	FGIC Insured.

(l)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	Variable rate security. Rate shown is as of report date.

(o)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(p)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(q)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	18,211,401	$45,182

(r)	Represents the current yield as of report date.

•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1—price quotations in active markets/exchanges for identical securities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$18,211,401
Level 2	367,279,149
Level 3	—

Total	$385,490,550

See Notes to Financial Statements.

20	ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments December 31, 2008	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—13.0%
Alabama State Public School and College Authority, Capital Improvement Revenue Bonds, Series C, 5.75%, 7/01/18	$7,000	$7,208,390
Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding Bonds (Champion International Corporation Project), AMT, Series A, 6.70%, 11/01/29	3,000	2,174,430

		9,382,820

Arizona—3.8%
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/32	1,455	934,430
5%, 12/01/37	1,890	1,180,343
San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project):
6.25%, 5/01/15	210	175,657
7%, 5/01/20	210	167,446
7.25%, 5/01/27	420	321,434

		2,779,310

California—14.5%
California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C, 6.30%, 6/01/55 (a)	3,095	15,104
California State, GO, 5%, 3/01/33 (b)	5,000	4,348,750
University of California Revenue Bonds, Series B, 4.75%, 5/15/38	1,835	1,573,824
West Valley Mission Community College District, California, GO (Election of 2004), Series A, 4.75%, 8/01/30 (c)	5,000	4,547,000

		10,484,678

Colorado—6.8%
Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care) (c):
5.20%, 3/01/31	240	201,382
Series B, 5.25%, 3/01/36	485	398,030
Series C, 5.25%, 3/01/40	850	687,216
Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (c)	445	424,134
Northwest Parkway Public Highway Authority, Colorado, Senior Revenue Bonds, CABS, Series B, 6.299%, 6/15/11 (a)(c)(d)	10,000	2,938,100
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50%, 12/01/37	440	287,993

		4,936,855

Connecticut—6.7%
Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Refunding Bonds:
Sub-Series A, 5.50%, 9/01/28	1,500	931,890
Sub-Series B, 5.75%, 9/01/27 (e)	6,000	3,912,900

		4,844,790

Florida—11.3%
Arborwood Community Development District, Florida, Capital Improvement Special Assessment Bonds (Master Infrastructure Projects), Series B, 5.10%, 5/01/14	1,560	1,241,370
Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A, 5%, 6/01/38	1,050	543,858
Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT, Series A, 7.125%, 4/01/30	3,300	1,748,670
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), Series A, 5%, 8/15/37	715	483,404

Municipal Bonds	Par (000)	Value

Florida—(concluded)
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	$1,580	$1,232,495
Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75%, 10/01/32 (f)	2,640	1,956,742
Sumter Landing Community Development District, Florida, Recreational Revenue Bonds, Sub-Series B, 5.70%, 10/01/38	1,585	938,653

		8,145,192

Illinois—8.5%
Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (e)	850	639,820
Illinois Educational Facilities Authority Revenue Bonds (Northwestern University), 5%, 12/01/33	5,000	4,957,550
Illinois State Finance Authority Revenue Bonds:
(Friendship Village of Schaumburg), Series A, 5.625%, 2/15/37	295	157,238
(Monarch Landing, Inc. Project), Series A, 7%, 12/01/37	575	360,381
Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35 (g)(h)	300	29,601

		6,144,590

Kentucky—8.3%
Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 6.199%, 10/01/24 (a)(i)	17,780	5,988,660

Louisiana—1.6%
Saint Tammany Parish, Louisiana, Financing Authority, S/F Mortgage Revenue Bonds (Home Ownership Program), Series A, 5.25%, 12/01/39 (j)(k)(l)	1,267	1,151,972

Maryland—2.4%
Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series A, 4.70%, 9/01/37	2,500	1,768,600

Michigan—3.5%
Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
(Henry Ford Health System), Series A, 5.25%, 11/15/46	730	475,099
(Mercy Health Services), Series X, 5.75%, 8/15/09 (d)(i)	2,000	2,079,100

		2,554,199

Missouri—7.7%
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds (Plum Point Project), 4.60%, 1/01/36 (i)	2,385	1,479,535
Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Refunding Bonds (Saint Anthony’s Medical Center), 6.125%, 12/01/10 (d)	2,000	2,198,760
Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding Bonds (Homeownership Loan Program), AMT, Series B-1, 5.05%, 3/01/38 (j)(k)(l)	2,120	1,853,156

		5,531,451

Nebraska—1.4%
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75%, 2/01/44	1,205	1,023,744

Nevada—1.1%
Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	905	762,725

New Jersey—3.0%
Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/ Conference Project), Series B, 6.25%, 1/01/37	645	353,873
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	2,480	1,824,114

		2,177,987

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	21

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—4.0%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	$315	$194,594
New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	4,395	2,660,162

		2,854,756

Ohio—5.2%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,880	1,123,262
Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (m)(n)	2,765	2,611,238

		3,734,500

Oklahoma—1.3%
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	1,225	927,717

Pennsylvania—8.9%
Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding Bonds (West Penn Allegheny Health System), Series A, 5%, 11/15/13	1,750	1,366,767
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, AMT, Series A:
(Amtrak Project), 6.50%, 11/01/16	1,000	939,740
(Amtrak Project), 6.125%, 11/01/21	700	577,220
(Amtrak Project), 6.25%, 11/01/31	1,000	717,390
(Reliant Energy), 6.75%, 12/01/36	2,745	1,756,800
Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Refunding Bonds (Colver Project), AMT, Series G, 5.125%, 12/01/15	900	649,404
Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60%, 10/01/27	420	317,428
Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital Projects and Equipment Program), 6.15%, 12/01/29 (o)	105	83,190

		6,407,939

South Carolina—4.1%
South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series C, 7%, 8/01/13 (d)	2,500	2,960,955

South Dakota—1.0%
South Dakota State Health and Educational Facilities Authority Revenue Bonds (Sanford Health), 5%, 11/01/40	910	736,609

Tennessee—2.5%
Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT, Series D, 6%, 3/01/24 (o)	2,000	1,788,920

Texas—14.5%
Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT, Series A, 8.25%, 10/01/30	730	495,028
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series A, 6.17%, 11/15/38 (a)(i)	4,750	435,480
La Joya, Texas, Independent School District, GO, 5%, 2/15/34	4,060	3,968,894
Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75%, 3/01/30 (i)	295	253,316
North Texas Tollway Authority, System Revenue Refunding Bonds, Second Tier, Series F, 6.125%, 1/01/31	2,025	1,802,736
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.052%, 8/15/31 (a)(o)	15,000	2,988,600
Texas State, Water Financial Assistance, GO, Refunding, 5.75%, 8/01/22	500	513,200

		10,457,254

Municipal Bonds	Par (000)	Value

Washington—1.8%
King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (c)	$620	$578,311
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625%, 10/01/34 (i)(n)	915	697,157

		1,275,468

Wisconsin—6.9%
Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Ascension Health), Series A, 5%, 11/15/31	4,665	3,995,339
Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26	1,375	976,002

		4,971,341

Multi-State—7.4%
Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (e)(p)	2,000	2,113,960
MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (e)(p)	4,000	3,266,080

		5,380,040

Total Municipal Bonds—151.2%		109,173,072

Municipal Bonds Transferred to Tender Option Bond Trusts (q)

Alabama—0.9%
Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36	760	628,927

Colorado—2.3%
Colorado Health Facilities Authority Revenue Bonds (Catholic Health) (c):
Series C-3, 5.10%, 10/01/41	1,210	1,002,437
Series C-7, 5%, 9/01/36	780	649,685

		1,652,122

Connecticut—4.2%
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University):
Series T-1, 4.70%, 7/01/29	1,580	1,528,302
Series X-3, 4.85%, 7/01/37	1,540	1,492,830

		3,021,132

Illinois—1.9%
Chicago, Illinois, Housing Authority, Capital Program Revenue Refunding Bonds, 5%, 7/01/24 (c)	1,424	1,379,644

Massachusetts—2.5%
Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5%, 8/01/41	1,980	1,822,234

Tennessee—1.6%
Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue Refunding Bonds (Saint Jude Children’s Research Hospital), 5%, 7/01/31	1,280	1,136,064

Virginia—3.9%
University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	1,800	1,783,026
Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (i)	1,125	1,041,885

		2,824,911

Washington—1.2%
Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (c)	900	850,661

Total Municipal Bonds Transferred to Tender Option Bond Trusts—18.5%		13,315,695

Total Long-Term Investments (Cost—$148,071,798)—169.7%		122,488,767

See Notes to Financial Statements.

22	ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Merrill Lynch Institutional Tax-Exempt Fund, 1.18% (r)(s)	3,303,091	$3,303,091

Total Short-Term Securities (Cost—$3,303,091)—4.6%		3,303,091

Total Investments (Cost—$151,374,889*)—174.3%		125,791,858
Other Assets Less Liabilities—2.8%		2,014,081
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(10.9)%		(7,852,302)
Preferred Shares, at Redemption Value—(66.2)%		(47,766,035)

Net Assets Applicable to Common Shares—100.0%		$72,187,602

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$143,192,209

Gross unrealized appreciation	$1,602,845
Gross unrealized depreciation	(26,767,154)

Net unrealized depreciation	$(25,164,309)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	CIFG Insured.

(c)	FSA Insured.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	XL Capital Insured.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Non-income producing security

(i)	MBIA Insured.

(j)	FHLMC Collateralized.

(k)	FNMA Collateralized.

(l)	GNMA Collateralized.

(m)	BHAC Insured.

(n)	FGIC Insured.

(o)	AMBAC Insured.

(p)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to mandatory redemption at maturity.

(q)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(r)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	3,303,091	$68,966

(s)	Represents the current yield as of report date.

•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1—price quotations in active markets/exchanges for identical securities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$3,303,091
Level 2	122,488,767
Level 3	—

Total	$125,791,858

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	23

Schedule of Investments December 31, 2008	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—131.1%

City/County/State/—28.4%
California State, GO, Refunding:
5%, 11/01/11 (a)	$4,740	$5,212,720
5%, 11/01/20	260	257,465
California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35%, 12/01/21 (b)	6,500	5,846,165
Fontana, California, Public Financing Authority, Tax Allocation Revenue Refunding Bonds (North Fontana Redevelopment Project), Series A, 5.25%, 9/01/18 (c)	3,395	3,584,713
Riverside, California, Unified School District, GO (Election of 2001), Series A, 5.25%, 2/01/23 (b)(d)	5,000	5,062,000
Vista, California, COP, Refunding (Community Projects) (b):
5%, 5/01/19	1,000	915,360
4.75%, 5/01/21	1,115	931,616

		21,810,039

Education—11.7%
California State Public Works Board, Lease Revenue Refunding Bonds, Series A:
(California Community Colleges), 5%, 12/01/17	2,020	2,022,727
(Trustees California State University), 5%, 10/01/17	2,415	2,419,347
Clovis, California, Unified School District, Capital Appreciation, GO (Election of 2004), Series A, 5.124%, 8/01/21 (b)(d)(e)(f)	7,500	4,505,025

		8,947,099

Health Care & Hospitals—22.2%
ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds (San Diego Hospital Association), Series C, 5.375%, 3/01/21	2,100	1,653,876
California Health Facilities Financing Authority Revenue Bonds (Adventist Health System), Series A:
5%, 3/01/18	1,075	997,804
5%, 3/01/19	1,000	910,410
5%, 3/01/20	2,060	1,809,689
5%, 3/01/24	1,355	1,100,802
California Infrastructure and Economic Development Bank Revenue Bonds:
(J. David Gladstone Institute Project), 5.50%, 10/01/20	1,985	1,972,951
(Kaiser Hospital Assistance I-LLC), Series A, 5.55%, 8/01/31	6,500	5,317,715
California Statewide Communities Development Authority, Revenue Refunding Bonds (Daughters of Charity National Health System), Series A, 5.25%, 7/01/24	5,000	3,261,050

		17,024,297

Industrial & Pollution Control—13.0%
California Pollution Control Financing Authority, PCR, Refunding (San Diego Gas & Electric Company), Series A, 5.90%, 6/01/14	3,100	3,112,927
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, AMT:
(Republic Services, Inc. Project), Series B, 5.25%, 6/01/23	2,500	1,839,675
(Waste Management Inc. Project), Series A, 5.125%, 7/01/31	4,000	3,230,280
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Refunding Bonds (Republic Services, Inc. Project), AMT, Series C, 5.25%, 6/01/23	2,500	1,839,675

		10,022,557

Municipal Bonds	Par (000)	Value

California—(concluded)

Lease Revenue—3.9%
San Diego County, California, COP, Refunding (MTS Tower), 5.25%, 11/01/19 (g)	$2,980	$2,989,953

Tax Revenue—1.9%
Poway, California, Unified School District, Special Tax Bonds (Community Facilities District Number 6), 5%, 9/01/25	750	508,590
San Bernardino County, California, Special Tax Bonds (Community Facilities District Number 2002-1):
5.35%, 9/01/17	105	87,069
5.50%, 9/01/18	245	201,395
5.60%, 9/01/19	500	404,625
5.70%, 9/01/20	355	281,977

		1,483,656

Transportation—29.9%
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, CABS, 5.881%, 1/15/21 (e)	20,000	6,914,400
Long Beach, California, Harbor Revenue Bonds, AMT, Series A, 5.25%, 5/15/18 (b)(d)	5,000	4,838,000
Los Angeles, California, Harbor Department Revenue Refunding Bonds, AMT, Series B, 5.50%, 8/01/21 (g)	10,025	8,869,619
Santa Clara Valley, California, Transportation Authority, Sales Tax Revenue Bonds, Series A, 5%, 6/01/11 9 (a)(b)	2,135	2,320,873

		22,942,892

Water & Sewer—20.1%
California State Department of Water Resources, Power Supply Revenue Bonds:
Series A, 5.125%, 5/01/12 (a)	6,500	7,302,360
Series H, 5%, 5/01/22	3,500	3,526,775
Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project):
5.80%, 6/01/21	995	759,712
5.85%, 6/01/22	1,040	779,719
5.90%, 6/01/23	1,000	741,220
Stockton-East Water District, California, COP, Refunding, Series B, 5.928%, 4/01/19 (b)(d)(e)	4,590	2,366,879

		15,476,665

Total Municipal Bonds in California		100,697,158

Puerto Rico—18.3%

City/County/State/—1.2%
Puerto Rico Commonwealth, Public Improvement, GO, Series B, 5.25%, 7/01/17	1,035	918,604

Housing—1.2%
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds Series M, 6.25%, 7/01/21(h)	1,000	933,470

Lease Revenue—15.9%
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds (h):
Series C, 5.75%, 7/01/19	4,405	3,945,955
Series C, 5.75%, 7/01/19 (f)	5	5,902
Series M, 6%, 7/01/20	1,000	922,640
Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (a)	7,000	7,314,930

		12,189,427

Total Municipal Bonds in Puerto Rico		14,041,501

See Notes to Financial Statements.

24	ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

U.S. Virgin Islands—2.9%

Water & Sewer—2.9%
Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Fund Loan Note), Series A:
5.25%, 10/01/17	$360	$315,817
5.25%, 10/01/19	455	377,646
5.25%, 10/01/21	460	362,158
5.25%, 10/01/22	315	243,063
5.25%, 10/01/23	960	728,170
5.25%, 10/01/24	300	223,548

Total Municipal Bonds in the U.S. Virgin Islands		2,250,402

Multi-State—10.6%

Housing—10.6%
Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (i)(j)	4,000	4,049,280
MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (i)(j)	5,000	4,082,600

Total Municipal Bonds in Multi-State		8,131,880

Total Municipal Bonds—162.9%		125,120,941

Corporate Bonds

City/County/State—4.2%

San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (i)	4,000	3,201,320

Total Corporate Bonds—4.2%		3,201,320

Total Long-Term Investments (Cost—143,553,727)—167.1%		128,322,261

Short-Term Securities	Shares

CMA California Municipal Money Fund, 0.69% (k)(l)	2,233,945	2,233,945

Total Short-Term Securities (Cost—$2,233,945)—2.9%		2,233,945

Total Investments (Cost—$145,787,672*)—170.0%		130,556,206
Other Assets Less Liabilities—2.3%		1,771,877
Preferred Shares, at Redemption Value—(72.3)%		(55,532,854)

Net Assets Applicable to Common Shares—100.0%		$76,795,229

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$145,842,807

	Gross unrealized appreciation	$2,528,008
	Gross unrealized depreciation	(17,814,609)

	Net unrealized depreciation	$(15,286,601)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	MBIA Insured.

(c)	FSA Insured.

(d)	FGIC Insured.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Security is collateralized by Municipal or US Treasury Obligations.

(g)	AMBAC Insured.

(h)	Commonwealth Guaranteed.

(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(k)	Represents the current yield as of report date.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	(2,076,348)	$35,215

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$2,233,945
Level 2	128,322,261
Level 3	—

Total	$130,556,206

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	25

Schedule of Investments December 31, 2008	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—135.5%

City/County/State—22.5%
New York City, New York, GO:
Series B, 5.375%, 12/01/11 (a)	$3,475	$3,859,613
Series B, 5.375%, 12/01/20	525	530,413
Series M, 5%, 4/01/23	1,430	1,382,209
New York City, New York, GO, Refunding, Series G:
5.75%, 8/01/12 (a)	1,890	2,150,234
5.75%, 8/01/18	3,110	3,343,406

		11,265,875

Education—37.9%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/25	450	297,112
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 5%, 1/15/23	1,400	1,411,004
New York City, New York, IDA, Civic Facility Revenue Bonds (YMCA of Greater New York Project), 5.25%, 8/01/21	4,000	4,020,000
New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19 (b)(c)	525	61,687
New York State Dormitory Authority, City University System Revenue Bonds, Consolidated 4th Generation, Series A, 5.125%, 7/01/11 (a)	1,800	1,960,452
New York State Dormitory Authority, Revenue Refunding Bonds (Brooklyn Law School), Series A, 5.50%, 7/01/18 (d)	1,000	929,270
New York State Dormitory Authority, State Supported Debt, Revenue Refunding Bonds (Upstate Community Colleges), Series A:
5%, 7/01/09 (a)	1,170	1,207,627
5%, 7/01/19	2,060	2,065,088
Niagara County, New York, IDA, Civic Facility Revenue Refunding Bonds (Niagara University Project), Series A, 5.35%, 11/01/23 (d)	4,180	3,451,760
Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase College Foundation), Series A, 5.125%, 12/01/22 (e)	3,710	3,589,759

		18,993,759

Health Care & Hospitals—23.9%
East Rochester, New York, Housing Authority, Revenue Refunding Bonds (Genesee Valley Presbyterian Nursing Center Project), 5.20%, 12/20/24 (f)(g)	1,320	1,239,784
New York State Dormitory Authority Revenue Bonds: (Mental Health Services Facilities), Series B, 5.50%, 8/15/11 (a)(h)	1,030	1,135,421
(Willow Towers Inc. Project), 5.25%, 2/01/22 (g)	1,000	1,016,530
New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities):
Series A, 5%, 2/15/18	120	120,539
Series B, 5.50%, 8/15/11 (a)(h)	1,560	1,719,666
Series B, 5.50%, 8/15/20 (h)	30	33,046
Oneida, New York, Health Care Corporation, Revenue Refunding Bonds (Residential Health Care Project), 5.30%, 2/01/21 (d)	4,130	3,444,792
Orange County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Lukes Hospital—Newburgh, New York Project), Series A, 5.375%, 12/01/21 (d)	3,875	3,280,653

		11,990,431

Municipal Bonds	Par (000)	Value

New York—(concluded)

Industrial & Pollution Control—4.6%
Jefferson County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds (International Paper Company), AMT, Series A, 5.20%, 12/01/20	$2,450	$1,546,636
New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc.—JFK International Airport), AMT, 7.50%, 8/01/16	1,000	737,410

		2,284,046

Tax Revenue—10.1%
New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series C, 5%, 5/01/09 (a)	1,895	1,941,522
New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds, Series B, 5%, 5/01/18	3,000	3,131,700

		5,073,222

Tobacco—12.4%
Rockland Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Revenue Bonds, 5.625%, 8/15/35	4,000	2,808,360
TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (a)	3,000	3,393,150

		6,201,510

Transportation—21.6%
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.125%, 11/15/21 (h)(i)	5,000	4,824,300
Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 126th Series, 5%, 11/15/18 (h)(i)	3,885	3,635,311
Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc.—LaGuardia Project), AMT, 9.125%, 12/01/15	2,340	2,342,457

		10,802,068

Power—2.5%
Long Island Power Authority, New York, Electric System Revenue Bonds, CABS, 5.471%, 6/01/18 (j)(k)	1,900	1,237,774

Total Municipal Bond in New York		67,848,685

Multi-State—8.1%

Housing—8.1%
Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (l)(m)	4,000	4,049,280

Total Municipal Bonds in Multi-State		4,049,280

Puerto Rico—11.4%

Lease Revenue—5.2%
Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (a)	2,500	2,612,475

Power—3.5%
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.50%, 7/01/21	2,000	1,772,600

Tobacco—2.7%
Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	2,000	1,330,720

Total Municipal Bonds in Puerto Rico		5,715,795

Total Long-Term Investments (Cost—$81,405,560)—155.0%		77,613,760

See Notes to Financial Statements.

26	ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA New York Municipal Money Fund, 0.73% (n)(o)	2,686,374	$2,686,374

Total Short-Term Securities (Cost—$2,686,374)—5.4%		2,686,374

Total Investments (Cost—$84,091,934*)—160.4%		80,300,134
Other Assets Less Liabilities—2.3%		1,160,176
Preferred Shares, at Redemption Value—(62.7)%		(31,402,465)

Net Assets Applicable to Common Shares—100.0%		$50,057,845

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$84,102,527

Gross unrealized appreciation	$2,316,241
Gross unrealized depreciation	(6,118,634)

Net unrealized depreciation	$(3,802,393)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Radian Insured.

(e)	AMBAC Insured.

(f)	FHA Insured.

(g)	GNMA Collateralized.

(h)	MBIA Insured.

(i)	FGIC Insured.

(j)	FSA Insured.

(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(l)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	2,376,846	$76,174

(o)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$2,686,374
Level 2	77,613,760
Level 3	—

Total	$80,300,134

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	27

Schedule of Investments December 31, 2008	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania—118.4%

County/City/State—7.8%
Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood Village Project), Series A, 6%, 10/01/12 (a)	$1,400	$1,604,974
Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital Projects and Equipment Program), 6.15%, 12/01/29 (b)	120	95,075

		1,700,049

Education—28.9%
Lancaster, Pennsylvania, Higher Education Authority, College Revenue Bonds (Franklin & Marshall College Project), 5%, 4/15/37	500	436,555
Mifflin County, Pennsylvania, School District, GO, 7.50%, 9/01/22 (c)	200	229,790
Owen J. Roberts School District, Pennsylvania, GO, 4.75%, 11/15/25	700	674,072
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Lafayette College Project), 6%, 5/01/30	1,250	1,278,800
Philadelphia, Pennsylvania, School District, GO:
Series C, 5.75%, 3/01/10 (a)(d)	1,550	1,628,384
Series E, 6%, 9/01/38	100	101,381
Philadelphia, Pennsylvania, School District, GO, Refunding, Series A, 5%, 8/01/15 (b)	1,000	1,070,790
Scranton, Pennsylvania, School District, GO, Series A, 5%, 7/15/38 (e)	500	449,600
Wilkes-Barre, Pennsylvania, Financing Authority, Revenue Refunding Bonds (Wilkes University Project), 5%, 3/01/37	700	419,097

		6,288,469

Health Care & Hospitals—33.2%
Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding Bonds (West Penn Allegheny Health System), Series A, 5.375%, 11/15/40	470	223,029
Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Masonic Homes Project), 5%, 11/01/36	1,000	672,830
Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Refunding Bonds (Saint Lukes Hospital of Bethlehem), 5.375%, 8/15/13 (a)	3,520	4,028,710
Monroe County, Pennsylvania, Hospital Authority Revenue Refunding Bonds (Pocono Medical Center), 5.125%, 1/01/37	345	214,331
Montgomery County, Pennsylvania, IDA, Retirement Community Revenue Bonds (ACTS Retirement—Life Communities Inc.), 5.25%, 11/15/28	1,250	856,100
Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan Health Obligated), Series A, 6%, 6/01/29	1,250	1,248,463

		7,243,463

Housing—10.5%
Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 95A, 4.90%, 10/01/37	1,000	747,290
Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT:
Series 96A, 4.70%, 10/01/37	495	345,926
Series 97A, 4.65%, 10/01/31	1,300	934,518
Series 103C, 5.40%, 10/01/33	300	267,030

		2,294,764

Municipal Bonds	Par (000)	Value

Pennsylvania—(concluded)

Industrial & Pollution Control—6.5%
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Amtrak Project), AMT, Series A:
6.25%, 11/01/31	$1,000	$717,390
6.375%, 11/01/41	1,000	703,100

		1,420,490

Power—3.0%
Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Refunding Bonds (Colver Project), AMT, Series G, 5.125%, 12/01/15	900	649,404

Transportation—13.4%
Allegheny County, Pennsylvania, Port Authority, Special Transportation Revenue Bonds, 6.125%, 3/01/09 (b)	1,000	1,018,560
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, Series C, 5%, 12/01/32 (d)	1,000	945,310
Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT, Series A, 5%, 6/15/37 (e)	1,150	831,542
Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, AMT, Series A, 6.50%, 1/01/38	185	119,952

		2,915,364

Water & Sewer—15.1%
Chester County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua Pennsylvania, Inc. Project), AMT, Series A, 5%, 2/01/40 (d)(f)	2,000	1,379,480
Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Philadelphia Suburban Water), 6%, 6/01/29 (d)(f)	1,250	1,078,800
Montgomery County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua Pennsylvania, Inc. Project), Series A, 5.25%, 7/01/42	300	215,688
Pennsylvania Economic Development Financing Authority, Water Facility Revenue Bonds (Aqua Pennsylvania, Inc. Project), AMT, Series A, 6.75%, 10/01/18	600	612,930

		3,286,898

Total Municipal Bonds in Pennsylvania		25,798,901

Multi-State—15%

Housing—15.0%
MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (g)(h)	4,000	3,266,080

Total Municipal Bonds in Multi-State		3,266,080

Puerto Rico—20.2%

County/City/State—5.6%
Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%, 7/01/27 (b)	1,385	1,212,706

Education—3.6%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	1,250	789,437

Lease Revenue—8.5%
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series N, 5%, 7/01/37 (i)	300	209,616
Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12	1,495	1,638,595

		1,848,211

See Notes to Financial Statements.

28	ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (concluded)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico—(concluded)

Power—1.8%
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.50%, 7/01/38	$500	$394,075

Water & Sewer—0.7%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	200	164,154

Total Municipal Bonds in Puerto Rico		4,408,583

Total Long-Term Investments—(Cost—$38,973,106)—153.6%		33,473,564

Short-Term Securities

Pennsylvania—18.8%
Delaware County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding Bonds (Sunoco Inc. Project), VRDN, 0.80%, 1/06/09 (j)(k)	1,000	1,000,000
Geisinger Health System, Pennsylvania, Revenue Bonds, VRDN, 0.85%, 1/01/09 (j)(k)	1,000	1,000,000
Philadelphia, Pennsylvania, Gas Works Revenue Bonds. VRDN, Fifth Series A-2, 0.65%, 1/07/09 (j)(k)	1,100	1,100,000
Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital Revenue Refunding Bonds (Children’s Hospital Project), VRDN, Series B, 1.05%, 1/01/09 (j)(k)	1,000	1,000,000

		4,100,000

Money Market Fund—2.3%	Shares

CMA Pennsylvania Municipal Money Fund, 0.73% (l)(m)	499,289	499,289

Total Short-Term Securities (Cost—$4,599,289)—21.1%		4,599,289

Total Investments (Cost—$43,572,395*)—174.7%		38,072,853
Other Assets Less Liabilities—2.5%		556,396
Preferred Shares, at Redemption Value—(77.2)%		(16,830,650)

Net Assets Applicable to Common Shares—100.0%		$21,798,599

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$43,424,017

Gross unrealized appreciation	$741,507
Gross unrealized depreciation	(6,092,671)

Net unrealized depreciation	$(5,351,164)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	AMBAC Insured.

(c)	XL Capital Insured.

(d)	MBIA Insured.

(e)	FSA Insured.

(f)	FGIC Insured.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to mandatory redemption at maturity.

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Commonwealth Guaranteed.

(j)	Variable rate security. Rate shown is as of report date.

(k)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Pennsylvania Municipal Money Fund	(837,695)	$64,013

(m)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$499,289
Level 2	37,573,564
Level 3	—

Total	$38,072,853

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	29

Statements of Assets and Liabilities

December 31, 2008	BlackRock Insured Municipal Term Trust (BMT)	BlackRock Municipal 2018 Term Trust (BPK)	BlackRock Municipal 2020 Term Trust (BKK)	BlackRock Strategic Municipal Trust (BSD)	BlackRock California Municipal 2018 Term Trust (BJZ)	BlackRock New York Municipal 2018 Term Trust (BLH)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Assets

Investments at value – unaffiliated[1]	$262,143,938	$302,186,351	$367,279,149	$122,488,767	$128,322,261	$77,613,760	$37,573,564
Investments at value – affiliated[2]	—	16,213,640	18,211,401	3,303,091	2,233,945	2,686,374	499,289
Cash	2,057,497	3,343	27,442	50,097	19,477	65,647	24,052
Investments sold receivable	580,154	—	185,000	6,586	—	—	—
Interest receivable	2,379,150	4,568,119	5,725,311	2,030,029	1,876,267	1,184,982	588,768
Income receivable – affiliated	1,712	958	845	261	198	123	50
Other assets	41,187	23,401	25,508	6,077	4,779	2,956	2,815
Prepaid expenses	39,838	41,354	60,616	17,898	16,636	9,901	5,034

Total assets	267,243,476	323,037,166	391,515,272	127,902,806	132,473,563	81,563,743	38,693,572

Liabilities

Interest expense and fees payable	—	15,231	11,641	42,743	—	—	—
Income dividends payable —Common Shares	—	93,155	100,882	11,448	30,201	13,116	3,195
Investment advisory fees payable	56,981	110,456	166,170	59,645	45,550	27,310	18,110
Officer’s and Trustees’/Directors’ fees payable	42,965	24,320	27,044	6,670	5,297	3,362	3,159
Administration fee payable	47,622	—	—	—	—	—	—
Other affiliates payable	—	1,352	1,668	606	633	354	186
Other accrued expenses payable	97,729	98,299	97,303	64,099	63,799	59,291	39,673

Total accrued liabilities	245,297	342,813	404,708	185,211	145,480	103,433	64,323

Other Liabilities

Trust certificates[3]	—	3,750,000	3,750,000	7,763,958	—	—	—

Total Liabilities	245,297	4,092,813	4,154,708	7,994,770	145,480	103,433	64,323

Preferred Shares at Redemption Value

$0.001 par value per share at $25,000 per share liquidation preference plus unpaid dividends[4]	—	133,894,980	173,888,598	47,766,035	55,532,854	31,402,465	16,830,650

Net Assets Applicable to Common Shares	$266,998,179	$185,049,373	$213,471,966	$72,187,602	$76,795,229	$50,057,845	$21,798,599

Net Assets Applicable to Common Shareholders Consist of

Par value[5]	$258,856	$15,908	$20,237	$7,288	$6,433	$3,633	$2,023
Paid-in capital in excess of par	239,251,319	225,635,091	287,164,339	103,334,645	91,211,990	51,481,157	28,485,072
Undistributed net investment income	17,033,576	14,713,604	2,426,118	444,294	4,718,071	3,764,275	156,046
Accumulated net realized gain (loss)	41,199	(14,147,787)	(2,402,677)	(6,015,594)	(3,909,799)	(1,399,420)	(1,345,000)
Net unrealized appreciation/depreciation	10,413,229	(41,167,443)	(73,736,051)	(25,583,031)	(15,231,466)	(3,791,800)	(5,499,542)

Net assets applicable to Common Shareholders	$266,998,179	$185,049,373	$213,471,966	$72,187,602	$76,795,229	$50,057,845	$21,798,599

Net asset value per common share[6]	$10.31	$11.63	$10.55	$9.90	$11.94	$13.78	$10.77

[1] Investments at cost – unaffiliated	$251,730,709	$343,353,794	$441,015,200	$148,071,798	$143,553,727	$81,405,560	$43,073,106

[2] Investments at cost – affiliated	$—	$16,213,640	$18,211,401	$3,303,091	$2,233,945	$2,686,374	$499,289

[3] Represents short-term floating rate certificates issued by tender option bond trusts.

[4] Preferred Shares outstanding	—	5,354	6,954	1,910	2,221	1,256	673

[5] Par value per share	$0.010	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001

[6] Common Shares outstanding	25,885,639	15,908,028	20,236,628	7,288,024	6,433,028	3,633,028	2,023,459

See Notes to Financial Statements.

30	ANNUAL REPORT	DECEMBER 31, 2008

ANNUAL REPORT	DECEMBER 31, 2008	31

Statements of Operations

December 31, 2008	BlackRock Insured Municipal Term Trust (BMT)	BlackRock Municipal 2018 Term Trust (BPK)	BlackRock Municipal 2020 Term Trust (BKK)	BlackRock Strategic Municipal Trust (BSD)	BlackRock California Municipal 2018 Term Trust (BJZ)	BlackRock New York Municipal 2018 Term Trust (BLH)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Investment Income
Interest	$13,795,669	$19,873,447	$25,032,092	$8,704,781	$7,564,702	$4,426,107	$2,121,123
Income – affiliated	122,551	82,043	49,076	69,905	36,180	76,637	64,449

Total income	13,918,220	19,955,490	25,081,168	8,774,686	7,600,882	4,502,744	2,185,572

Expenses
Investment advisory	1,124,672	1,442,118	2,257,467	918,236	583,220	348,030	262,178
Administration	321,089	—	—	—	—	—	—
Commissions for Preferred Shares	130,127	338,783	434,121	134,372	139,510	78,892	42,413
Professional	119,142	125,175	124,643	80,569	80,230	73,422	55,143
Accounting services	64,788	43,443	62,445	22,816	23,439	18,144	14,105
Transfer agent	20,654	22,672	26,136	19,203	12,436	11,718	16,981
Custodian	17,546	21,451	26,343	12,845	11,059	7,401	4,108
Printing	6,426	4,162	38,738	10,997	4,277	8,437	6,065
Registration	—	8,811	8,811	8,860	8,811	8,811	483
Officer and Trustees/Directors	—	—	5,872	847	6,691	2,796	—
Miscellaneous	—	14,334	37,415	15,418	9,533	27,705	15,512

Total expenses excluding interest expense and fees	1,804,444	2,020,949	3,021,991	1,224,163	879,206	585,356	416,988
Interest expense and fees[1]	—	58,652	58,652	200,916	—	—	7,885

Total expenses	1,804,444	2,079,601	3,080,643	1,425,079	879,206	585,356	424,873
Less fees waived by advisor	(12,150)	(7,979)	(4,744)	(83,109)	(7,411)	(19,000)	(40,821)
Less fees paid indirectly	(176)	(374)	(462)	(673)	—	(255)	(128)

Total expenses after waiver and fees paid indirectly	1,792,118	2,071,248	3,075,437	1,341,297	871,795	566,101	383,924

Net investment income	12,126,102	17,884,242	22,005,731	7,433,389	6,729,087	3,936,643	1,801,648

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	377,362	341,532	54,030	(2,766,957)	(406,121)	157,285	(969,315)
Futures and swaps	—	—	—	(1,307,627)	—	—	(97,610)

	377,362	341,532	54,030	(4,074,584)	(406,121)	157,285	(1,066,925)

Net change in unrealized appreciation/depreciation on:
Investments	(1,304,250)	(53,738,867)	(86,853,534)	(27,923,884)	(18,265,741)	(8,030,460)	(5,746,319)
Futures and swaps	—	—	—	572,097	—	—	48,202

	(1,304,250)	(53,738,867)	(86,853,534)	(27,351,787)	(18,265,741)	(8,030,460)	(5,698,117)

Total realized and unrealized loss	(926,888)	(53,397,335)	(86,799,504)	(31,426,371)	(18,671,862)	(7,873,175)	(6,765,042)

Dividends and Distributions to Preferred Shareholders from
Net investment income	(1,766,464)	(4,633,424)	(5,989,683)	(1,866,936)	(1,870,577)	(1,050,987)	(573,868)
Net realized gain	(67,662)	—	—	—	—	—	—

	(1,834,126)	(4,633,424)	(5,989,683)	(1,866,936)	(1,870,577)	(1,050,987)	(573,868)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$9,365,088	$(40,146,517)	$(70,783,456)	$(25,859,918)	$(13,813,352)	$(4,987,519)	$(5,537,262)

[1]	Related to tender option bond trusts.

See Notes to Financial Statements.

32	ANNUAL REPORT	DECEMBER 31, 2008

ANNUAL REPORT	DECEMBER 31, 2008	33

Statements of Changes in Net Assets

	BlackRock Insured Municipal Term Trust (BMT)		BlackRock Municipal 2018 Term Trust (BPK)		BlackRock Municipal 2020 Term Trust (BKK)		BlackRock Strategic Municipal Trust (BSD)

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007	2008	2007	2008	2007
Operations

Net investment income	$12,126,102	$13,606,247	$17,884,242	$18,678,968	$22,005,731	$22,564,782	$7,433,389	$7,787,890
Net realized gain (loss)	377,362	308,636	341,532	617,774	54,030	268,071	(4,074,584)	1,711,382
Net change in unrealized appreciation/depreciation	(1,304,250)	870,349	(53,738,867)	(13,806,059)	(86,853,534)	(19,802,469)	(27,351,787)	(9,831,016)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(1,766,464)	(3,201,906)	(4,633,424)	(5,136,395)	(5,989,683)	(6,645,261)	(1,866,936)	(2,313,246)
Net realized gain	(67,662)	(58,959)	—	—	—	—	—	—

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	9,365,088	11,524,367	(40,146,517)	354,288	(70,783,456)	(3,614,877)	(25,859,918)	(2,644,990)

Dividends and Distributions to Common Shareholders From

Net investment income	(10,038,554)	(9,448,365)	(14,412,673)	(14,862,712)	(15,116,761)	(16,144,296)	(5,920,231)	(7,402,121)
Net realized gain	(275,449)	(237,423)	—	—	—	—	—	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(10,314,003)	(9,685,788)	(14,412,673)	(14,862,712)	(15,116,761)	(16,144,296)	(5,920,231)	(7,402,121)

Capital Share Transactions

Reinvestment of common dividends	—	—	—	—	—	—	86,152	231,559

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shares	(948,915)	1,838,579	(54,559,190)	(14,508,424)	(85,900,217)	(19,759,173)	(31,693,997)	(9,815,552)
Beginning of year	267,947,094	266,108,515	239,608,563	254,116,987	299,372,183	319,131,356	103,881,599	113,697,151

End of year	$266,998,179	$267,947,094	$185,049,373	$239,608,563	$213,471,966	$299,372,183	$72,187,602	$103,881,599

End of year undistributed net investment income	$17,033,576	$16,716,163	$14,713,604	$15,868,834	$2,426,118	$1,524,889	$444,294	$797,351

	BlackRock California Municipal 2018 Term Trust (BJZ)		BlackRock New York Municipal 2018 Term Trust (BLH)		BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007	2008	2007
Operations

Net investment income	$6,729,087	$6,790,598	$3,936,643	$4,283,194	$1,801,648	$2,006,835
Net realized gain (loss)	(406,121)	67,378	157,285	(31,335)	(1,066,925)	485,697
Net change in unrealized appreciation/depreciation	(18,265,741)	(2,946,357)	(8,030,460)	(1,603,702)	(5,698,117)	(1,991,463)
Dividends to Preferred Shareholders from net investment income	(1,870,577)	(1,884,712)	(1,050,987)	(1,006,652)	(573,868)	(618,041)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(13,813,352)	2,026,907	(4,987,519)	1,641,505	(5,537,262)	(116,972)

Dividends to Common Shareholders From

Net investment income	(4,728,276)	(4,854,845)	(2,997,248)	(2,911,923)	(1,244,164)	(1,669,162)

Capital Share Transactions

Reinvestment of common dividends	—	—	—	—	19,724	40,768

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shareholders	(18,541,628)	(2,827,938)	(7,984,767)	(1,270,418)	(6,761,702)	(1,745,366)
Beginning of year	95,336,857	98,164,795	58,042,612	59,313,030	28,560,301	30,305,667

End of year	$76,795,229	$95,336,857	$50,057,845	$58,042,612	$21,798,599	$28,560,301

End of year undistributed net investment income	$4,718,071	$4,585,962	$3,764,275	$3,874,292	$156,046	$172,430

See Notes to Financial Statements.

34	ANNUAL REPORT	DECEMBER 31, 2008

ANNUAL REPORT	DECEMBER 31, 2008	35

Financial Highlights	BlackRock Insured Municipal Term Trust (BMT)

	Year Ended December 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$10.35	$10.28	$10.51	$11.05	$11.40

Net investment income	0.47 [1]	0.53	0.61	0.59	0.67
Net realized and unrealized gain (loss)	(0.04)	0.04	(0.18)	(0.38)	(0.34)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.07)	(0.12)	(0.21)	(0.15)	(0.07)
Net realized gain[2]	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net increase from investment operations	0.36	0.45	0.22	0.06	0.26

Dividends and distributions to Common Shareholders from:
Net investment income	(0.39)	(0.37)	(0.45)	(0.58)	(0.58)
Net realized gain	(0.01)	(0.01)	(0.00)[2]	(0.02)	(0.03)

Total dividends and distributions	(0.40)	(0.38)	(0.45)	(0.60)	(0.61)

Net asset value, end of year	$10.31	$10.35	$10.28	$10.51	$11.05

Market price, end of year	$10.16	$9.85	$9.77	$10.36	$11.30

Total Investment Return[3]

Based on net asset value	3.62%	4.57%	2.26%	0.37%	2.39%

Based on market price	7.30%	4.71%	(1.40)%	(3.26)%	7.92%

Ratios Based on Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly[4]	0.66%	0.83%	1.05%	1.04%	1.02%

Total expenses after waiver and before fees paid indirectly[4]	0.66%	0.83%	1.06%	1.05%	1.02%

Total expenses[4]	0.67%	0.83%	1.06%	1.05%	1.02%

Net investment income after waiver and fees paid indirectly and before Auction Preferred Share dividends[4]	4.50%	5.13%	5.91%	5.48%	6.04%

Dividends paid to Preferred Shareholders	0.65%	1.21%	2.04%	1.35%	0.66%

Net investment income to Common Shareholders	3.85%	3.92%	3.87%	4.13%	5.38%

Supplemental Data

Net assets applicable to Common Shareholders, end of year (000)	$266,998	$267,947	$266,109	$272,015	$286,129

Preferred Shares outstanding at liquidation preference, end of year (000)	—	$65,000	$170,400	$170,400	$170,400

Portfolio turnover	—	—	1%	—	1%

Asset coverage per Preferred Share, end of year	—	$128,071	$64,062	$64,924	$66,987

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

36	ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights	BlackRock Municipal 2018 Term Trust (BPK)

	Year Ended December 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$15.06	$15.97	$15.71	$15.81	$15.53

Net investment income	1.12 [1]	1.17	1.15	1.19	1.21
Net realized and unrealized gain (loss)	(3.35)	(0.83)	0.31	(0.25)	(0.05)
Dividends and distributions to Preferred Shareholders from net investment income	(0.29)	(0.32)	(0.29)	(0.20)	(0.10)

Net increase (decrease) from investment operations	(2.52)	0.02	1.17	0.74	1.06

Dividends to Common Shareholders from net investment income	(0.91)	(0.93)	(0.91)	(0.84)	(0.78)

Net asset value, end of year	$11.63	$15.06	$15.97	$15.71	$15.81

Market price, end of year	$12.97	$15.22	$17.01	$15.71	$15.16

Total Investment Return[2]

Based on net asset value	(17.96)%	(0.10)%	7.46%	4.86%	7.30%

Based on market price	(9.47)%	(5.21)%	14.46%	9.35%	11.27%

Ratios Based on Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	0.91%	0.89%	0.90%	0.91%	0.91%

Total expenses after waiver and fees paid indirectly[4]	0.93%	0.89%	0.90%	0.91%	0.91%

Total expenses after waiver and before fees paid indirectly[4]	0.93%	0.89%	0.91%	0.91%	0.91%

Total expenses[4]	0.94%	0.89%	0.91%	0.91%	0.91%

Net investment income after waiver and fees paid indirectly and before Auction Preferred Shares dividends[4]	8.04%	7.57%	7.27%	7.53%	7.83%

Dividends paid to Preferred Shareholders	2.10%	2.08%	1.83%	1.27%	0.64%

Net investment income to Common Shareholders	5.94%	5.49%	5.44%	6.26%	7.19%

Supplemental Data

Net assets applicable to Common Shareholders, end of year (000)	$185,049	$239,609	$254,117	$249,890	$251,560

Preferred Shares outstanding at liquidation preference, end of year (000)	$133,850	$137,600	$137,600	$137,600	$137,600

Portfolio turnover	4%	7%	7%	15%	31%

Asset coverage per Preferred Share, end of year	$59,571	$68,548	$71,179	$70,407	$70,736

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	37

Financial Highlights	BlackRock Municipal 2020 Term Trust (BKK)

	Year Ended December 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of year	$14.79	$15.77	$15.28	$14.85	$14.51

Net investment income	1.09 [1]	1.12	1.10	1.11	1.10
Net realized and unrealized gain (loss)	(4.28)	(0.97)	0.48	0.39	0.28
Dividends and distributions to Preferred Shareholders from net investment income	(0.30)	(0.33)	(0.29)	(0.20)	(0.10)

Net increase (decrease) from investment operations	(3.49)	(0.18)	1.29	1.30	1.28

Dividends to Common Shareholders from net investment income	(0.75)	(0.80)	(0.80)	(0.87)	(0.94)

Net asset value, end of year	$10.55	$14.79	$15.77	$15.28	$14.85

Market price, end of year	$10.57	$13.60	$15.77	$14.00	$15.02

Total Investment Return[2]

Based on net asset value	(24.57)%	(1.16)%	8.72%	8.98%	8.98%

Based on market price	(17.81)%	(9.11)%	18.66%	(1.28)%	6.63%

Ratios Based on Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	1.10%	1.05%	1.07%	1.08%	1.09%

Total expenses after waiver and fees paid indirectly[4]	1.12%	1.05%	1.07%	1.08%	1.09%

Total expenses after waiver and before fees paid indirectly[4]	1.12%	1.06%	1.07%	1.09%	1.09%

Total expenses[4]	1.12%	1.06%	1.07%	1.09%	1.09%

Net investment income	8.01%	7.27%	7.09%	7.27%	7.67%

Dividends to Preferred Shareholders	2.18%	2.14%	1.89%	1.34%	0.72%

Net investment to Common Shareholders	5.83%	5.13%	5.20%	5.93%	6.95%

Supplemental Data

Net assets applicable to Common Shares, end of year (000)	$213,472	$299,372	$319,131	$309,146	$300,518

Preferred Shares outstanding at liquidation preference, end of year (000)	$173,850	$177,600	$177,600	$177,600	$177,600

Portfolio turnover	5%	4%	12%	14%	51%

Asset coverage per Preferred Share, end of year	$55,703	$67,154	$69,937	$68,527	$67,307

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

38	ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights	BlackRock Strategic Municipal Trust (BSD)

	Year Ended December 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$14.27	$15.64	$15.68	$15.70	$15.91

Net investment income	1.02 [1]	1.07	1.07	1.14	1.26
Net realized and unrealized gain (loss)	(4.32)	(1.10)	0.28	0.07	(0.41)
Dividends and distributions to Preferred Shareholders from net investment income	(0.26)	(0.32)	(0.29)	(0.20)	(0.10)

Net increase (decrease) from investment operations	(3.56)	(0.35)	1.06	1.01	0.75

Dividends to Common Shareholders from net investment income	(0.81)	(1.02)	(1.10)	(1.03)	(0.96)

Net asset value, end of year	$9.90	$14.27	$15.64	$15.68	$15.70

Market price, end of year	$8.19	$13.96	$18.69	$17.14	$14.52

Total Investment Return[2]

Based on net asset value	(25.70)%	(2.82)%	6.38%	6.67%	5.41%

Based on market price	(37.17)%	(20.44)%	16.29%	26.08%	5.59%

Ratios Based on Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	1.23%	1.13%	1.04%	0.97%	0.89%

Total expenses after waiver and fees paid indirectly[4]	1.45%	1.13%	1.04%	0.97%	0.89%

Total expenses after waiver and before fees paid indirectly[4]	1.45%	1.14%	1.07%	0.98%	0.90%

Total expenses[4]	1.54%	1.30%	1.31%	1.29%	1.28%

Net investment income	8.04%	7.12%	6.89%	7.23%	8.04%

Dividends to Preferred Shareholders	2.02%	2.12%	1.83%	1.26%	0.62%

Net investment income to Common Shareholders	6.02%	5.00%	5.06%	5.97%	7.42%

Supplemental Data

Net assets applicable to Common Shares, end of year (000)	$72,188	$103,882	$113,697	$113,684	$113,686

Preferred Shares outstanding at liquidation preference, end of year (000)	$47,750	$62,000	$62,000	$62,000	$62,000

Portfolio turnover	17%	21%	71%	96%	23%

Asset coverage per Preferred Share, end of year	$62,803	$66,904	$78,856	$70,847	$70,844

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	39

Financial Highlights	BlackRock California Municipal 2018 Term Trust (BJZ)

	Year Ended December 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$14.82	$15.26	$15.21	$15.17	$14.77

Net investment income	1.05 [1]	1.04	1.02	0.97	1.00
Net realized and unrealized gain (loss)	(2.90)	(0.44)	0.03	(0.01)	0.21
Dividends to Preferred Shareholders from net investment income	(0.29)	(0.29)	(0.26)	(0.18)	(0.08)

Net increase (decrease) from investment operations	(2.14)	0.31	0.79	0.78	1.13

Dividends to Common Shareholders from net investment income	(0.74)	(0.75)	(0.74)	(0.74)	(0.73)

Net asset value, end of year	$11.94	$14.82	$15.26	$15.21	$15.17

Market price, end of year	$11.60	$15.40	$15.94	$15.19	$13.89

Total Investment Return[2]
Based on net asset value	(15.18)%	1.95%	5.19%	5.30%	8.20%

Based on market price	(20.70)%	1.42%	10.03%	14.85%	9.04%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly[3]	0.96%	0.94%	0.97%	0.99%	1.01%

Total expenses after waiver and before fees paid indirectly[3]	0.96%	0.94%	0.99%	1.01%	1.02%

Total expenses[3]	0.97%	0.97%	0.99%	1.01%	1.02%

Net investment income after waiver and fees paid indirectly and before dividends to Preferred Shareholders[3]	7.43%	7.05%	6.69%	6.39%	6.77%

Dividends to Preferred Shareholders	2.07%	1.96%	1.73%	1.17%	0.56%

Net investment income to Common Shareholders	5.36%	5.09%	4.96%	5.22%	6.21%

Supplemental Data
Net assets applicable to Common Shares, end of year (000)	$76,795	$95,336	$98,165	$97,824	$97,590

Preferred Shares outstanding at liquidation preference, end of year (000)	$55,525	$55,525	$55,525	$55,525	$55,525

Portfolio turnover	1%	7%	—	9%	9%

Asset coverage per Preferred Share, end of year	$59,580	$67,935	$69,214	$69,056	$68,945

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

40	ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights	BlackRock New York Municipal 2018 Term Trust (BLH)

	Year Ended December 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.98	$16.33	$16.11	$15.77	$15.53

Net investment income	1.08 [1]	1.18	1.11	1.08	1.07
Net realized and unrealized gain (loss)	(2.16)	(0.45)	0.11	0.17	—
Dividends to Preferred Shareholders from net investment income	(0.29)	(0.28)	(0.26)	(0.17)	(0.09)

Net increase (decrease) from investment operations	(1.37)	0.45	0.96	1.08	0.98

Dividends to Common Shareholders from net investment income	(0.83)	(0.80)	(0.74)	(0.74)	(0.74)

Net asset value, end of year	$13.78	$15.98	$16.33	$16.11	$15.77

Market price, end of year	$13.97	$16.18	$15.62	$15.15	$14.82

Total Investment Return[2]
Based on net asset value	(9.12)%	2.89%	6.26%	7.21%	6.71%

Based on market price	(9.00)%	8.92%	8.08%	7.28%	5.94%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly[3]	1.02%	1.01%	1.04%	1.06%	1.11%

Total expenses after waiver and before fees paid indirectly[3]	1.02%	1.02%	1.07%	1.08%	1.12%

Total expenses[3]	1.05%	1.02%	1.07%	1.08%	1.12%

Net investment income	7.06%	7.34%	6.84%	6.73%	6.91%

Dividends to Preferred Shareholders	1.88%	1.72%	1.58%	1.06%	0.57%

Net investment income to Common Shareholders	5.18%	5.62%	5.26%	5.67%	6.34%

Supplemental Data
Net assets applicable to Common Shares, end of year (000)	$50,058	$58,043	$59,313	$58,525	$57,303

Preferred Shares outstanding at liquidation preference, end of year (000)	$31,400	$31,400	$31,400	$31,400	$31,400

Portfolio turnover	6%	6%	6%	12%	—

Asset coverage per Preferred Share, end of year	$64,857	$71,230	$72,237	$71,603	$70,626

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2008	41

Financial Highlights	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Year Ended December 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$14.12	$15.01	$15.27	$15.81	$16.09

Net investment income	0.89 [1]	0.99	1.02	0.97	1.07
Net realized and unrealized gain (loss)	(3.36)	(0.74)	(0.09)	(0.42)	(0.37)
Dividends to Preferred Shareholders from net investment income	(0.26)	(0.31)	(0.28)	(0.19)	(0.09)

Net increase (decrease) from investment operations	(2.73)	(0.06)	0.65	0.36	0.61

Dividends to Common Shareholders from net investment income	(0.62)	(0.83)	(0.91)	(0.90)	(0.89)

Net asset value, end of year	$10.77	$14.12	$15.01	$15.27	$15.81

Market price, end of year	$8.42	$13.55	$17.43	$15.85	$15.70

Total Investment Return[2]

Based on net asset value	(19.63)%	(0.82)%	4.09%	2.39%	4.21%

Based on market price	(34.53)%	(18.04)%	16.45%	7.02%	10.12%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	1.42%	1.35%	1.23%	1.13%	1.03%

Total expenses after waiver and fees paid indirectly[4]	1.45%	1.35%	1.23%	1.13%	1.03%

Total expenses after waiver and before fees paid indirectly[4]	1.45%	1.37%	1.28%	1.21%	1.08%

Total expenses[4]	1.61%	1.55%	1.51%	1.52%	1.47%

Net investment income[4]	6.82%	6.82%	6.73%	6.28%	6.74%

Dividends to Preferred Shareholders	2.17%	2.10%	1.85%	1.22%	0.59%

Net investment income to Common Shareholders	4.65%	4.72%	4.88%	5.06%	6.15%

Supplemental Data
Net assets applicable to Common Shares, end of year (000)	$21,799	$28,560	$30,306	$30,801	$31,857

Preferred Shares outstanding at liquidation preference, end of year (000)	$16,825	$17,500	$17,500	$17,500	$17,500

Portfolio turnover	45%	41%	7%	8%	5%

Asset coverage per Preferred Share, end of year	$57,399	$65,817	$68,305	$69,008	$70,513

1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
4	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

42	ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), is organized as a Maryland corporation. BlackRock Municipal 2018 Term Trust (“Municipal 2018”), BlackRock Municipal 2020 Term Trust (“Municipal 2020”), BlackRock Strategic Municipal Trust (“Strategic Municipal”), BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock New York Municipal 2018 Term Trust (“New York 2018”) and BlackRock Pennsylvania Strategic Municipal Trust (“Pennsylvania Strategic”) are organized as Delaware statutory trusts. Insured Municipal, Municipal 2018, Municipal 2020 and Strategic Municipal are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified closed-end management investment companies. California 2018, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the 1940 Act. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 is herein referred to as the 2020 Trust. Strategic Municipal and Pennsylvania Strategic are herein referred to as the Strategic Trusts. Insured Municipal, the 2018 Trusts, the 2020 Trusts and the Strategic Trusts are referred herein collectively as the “Trusts” or individually as a “Trust”. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Trusts determine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Directors/Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’slength transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: Each Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Financial Futures Contracts: Each Trust may purchase or sell financial futures contracts and options on such futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trust agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•

Forward Interest Rate Swaps: The Trusts may enter into forward interest rate swaps for investment purposes. The Trusts may enter into swap agreements, in which the Trust and a counterparty agree to make periodic net payments on a specified notional amount. In a forward interest rate swap, a Trust and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Trusts are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. The Trusts generally intend to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase

ANNUAL REPORT	DECEMBER 31, 2008	43

Notes to Financial Statements (continued)

or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed-delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Trust has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by the Trusts include the right of the Trusts (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Trusts. The TOB may also be terminated without the consent of the Trusts upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal security, a substantial downgrade in credit quality of the municipal security, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal security or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Trust, which typically invests the cash in additional municipal securities. The Trusts’ transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the Trust’s Schedule of Investments and the proceeds from the issuance of the short-term floating rate certificates are reported as a liability for Trust Certificates.

Interest income from the underlying securities is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At December 31, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Securities Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

Municipal 2018	$5,216,800	$3,750,000	2.397%
Municipal 2020	$5,216,800	$3,750,000	2.397%
Strategic Municipal	$13,315,695	$7,763,958	2.08%-2.815%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when interest rates rise, but tend to outperform the market for fixed rate bonds when short-term interest rates decline or remain relatively stable. Should interest rates rise, the Trusts’ investment in TOBs may adversely affect the Trusts’ investment income and distributions to shareholders. Also, fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Trusts’ net asset value per share.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregates assets in connection with certain investments (e.g., swaps or financial futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Trusts may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts and swaps).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to holders of Preferred Shares are accrued and determined as described in Note 4.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for the tax years ended

44	ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (continued)

December 31, 2005 through December 31, 2007 or June 30, 2005 through June 30, 2008 depending on the tax year end of the Trust. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each of the Trusts’ Board, non-interested Directors/Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in the other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated on the Statements of Operations.

Other: Expenses directly related to each Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Advisor a monthly fee at an annual rate of 0.35% for Insured Municipal, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trust and 0.60% for the Strategic Trusts of the applicable Trust’s average weekly value of each Trust’s net assets. Average weekly net assets is the average weekly value of each Trust’s total assets minus the sum of its accrued liabilities.

The Advisor has voluntarily agreed to waive a portion of the investment advisory fee on the Strategic Trusts as a percentage of net assets including proceeds from the issuance of Preferred Shares and TOBs as follows: 0.25% for the first five years of each of the Strategic Trust’s operations from 1999 through December 31, 2004, 0.20% through December 31, 2005, 0.15% through December 31, 2006, 0.10% through December 31, 2007 and 0.05% through December 31, 2008. The following amounts are shown on the Statements of Operations as fees waived by advisor:

Fees Waived by Advisor

Strategic Municipal Trust	$76,520
Pennsylvania Strategic	21,848

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is shown on the Statements of Operations as fees waived by advisor. For the year ended December 31, 2008, the amounts were as follows:

Fees Waived by Advisor

Insured Municipal	$12,150
Municipal 2018	7,979
Municipal 2020	4,744
Strategic Municipal	6,589
California 2018	7,411
New York 2018	19,000
Pennsylvania Strategic	18,973

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, with respect to the 2018 Trusts, the 2020 Trust and Strategic Trusts, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Trusts to the Advisor.

The administration fee paid to the Advisor by Insured Municipal Trust is computed weekly and payable monthly based on an annual rate of 0.10% of the Trust’s average weekly net assets.

For the year ended December 31, 2008, the Trusts reimbursed the Advisor for certain accounting services in the following amounts, which are included in accounting services in the Statements of Operations:

Amount

Municipal 2018	$5,943
Municipal 2020	7,445
Strategic Municipal	2,509
California 2018	2,494
New York 2018	1,461
Pennsylvania Strategic	742

ANNUAL REPORT	DECEMBER 31, 2008	45

Notes to Financial Statements (continued)

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or directors/trustees of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates. The Trusts reimburse the Advisor for compensation paid to the Trusts’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2008 were as follows:

	Purchases	Sales

Insured Municipal	$74,205	$67,604,205
Municipal 2018	14,815,145	29,584,899
Municipal 2020	20,173,249	39,416,484
Strategic Municipal	24,434,838	36,163,343
California 2018	3,626,668	2,115,965
New York 2018	4,986,639	7,407,600
Pennsylvania Strategic	17,477,410	20,341,815

4. Capital Share Transactions

Common Shares

There are 200 million of $0.01 par value common shares authorized for Insured Municipal. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of Preferred Shares. At December 31, 2008, the common shares owned by affiliates of the Advisor of Municipal 2020 was 8,028.

During the years ended December 31, 2008 and December 31, 2007 the shares issued and outstanding increased by the following amounts, as a result of dividend reinvestments:

	December 31, 2008	December 31, 2007

Strategic Municipal	6,166	14,017
Pennsylvania Strategic	1,436	2,582

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Statement of Preferences/Articles of Incorporation, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding and effective yields as of December 31, 2008:

	Series	Shares	Yields

Municipal 2018	W7	2,677	1.279%
	R7	2,677	1.279%

Municipal 2020	M7	2,318	1.721%
	W7	2,318	1.279%
	F7	2,318	1.721%

Strategic Municipal	W7	1,910	1.279%

California 2018	M7	2,221	1.721%

New York 2018	T7	1,256	1.432%

Pennsylvania Strategic	W7	673	1.279%

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the affected Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares is successfully auctioned. The maximum applicable rate on the Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. During the year ended December 31, 2008, the Preferred Shares of each Trust were successfully auctioned at each auction date until February 13, 2008. The low, high and average dividend ranges on the Preferred Shares for each Trust for the year ended December 31, 2008 were as follows:

	Series	Low	High	Average

Insured Municipal	M7	1.691%	10.205%	3.587%

Municipal 2018	W7	1.173%	12.565	3.381%
	R7	1.142%	12.261	3.394%

Municipal 2020	M7	1.097%	10.205	3.426%
	W7	1.173%	12.565	3.353%
	F7	1.142%	11.728	3.393%

Strategic Municipal	W7	1.173%	12.565	3.462%

California 2018	M7	1.097%	10.205	3.319%

New York 2018	T7	1.142%	11.347	3.343%

Pennsylvania Strategic	W7	1.173%	12.565	3.305%

Since February 13, 2008 the Preferred Shares of each Trust failed to clear any auctions. As a result, the Preferred Share dividend rates were reset to the maximum applicable rate, which ranged from 1.097% to 12.565%. A failed auction is not an event of default for the Trusts but has a negative

46	ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (continued)

impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a trust’s auction rate preferred share than buyers. It is impossible to predict how long this imbalance will last. A successful auction for each Trust’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, holders of Preferred Shares may not have the ability to sell the Preferred Shares at their liquidation preference.

A Trust may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

Each Trust pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. In December 2008, commissions paid to broker-dealers on preferred shares that experienced a failed auction were reduced to 0.15% on the aggregate principal amount. The Trusts will continue to pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions. For the year ended December 31, 2008, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commissions as follows:

Year Ended December 31, 2008

Insured Municipal	$5,191
Municipal 2018	132,879
Municipal 2020	50,395
Strategic Municipal	9,259
California 2018	36,433
New York 2018	30,641
Pennsylvania Strategic	7,099

On June 2, 2008 and October 28, 2008, the Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares to be Redeemed	Aggregate Price

Insured Municipal	M7	6/24/08	600	$15,000,000
	M7	11/18/08	2,000	$50,000,000

Municipal 2018	W7	6/26/08	75	$1,875,000
	R7	6/27/08	75	$1,875,000

Municipal 2020	M7	6/24/08	50	$1,250,000
	W7	6/26/08	50	$1,250,000
	F7	6/30/08	50	$1,250,000

Strategic Municipal	W7	6/26/08	570	$14,250,000

Pennsylvania Strategic	W7	6/26/08	27	$675,000

Insured Municipal had sufficient short-term securities to satisfy the redemptions. Other Trusts financed the Preferred Shares redemptions with cash received from TOBs.

Preferred Shares issued and outstanding for the year ended December 31, 2007, remained constant.

5. Income Tax information

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. The following permanent differences as of December 31, 2008 attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities, non-deductible expenses, reclassifications of distributions, tax characterization of income recognized from partnerships and grantor trusts, the classification of income and the characterization of expenses.

	Insured Municipal	Municipal 2018	Municipal 2020	Strategic Municipal	California 2018	New York 2018

Paid in capital excess of par	$—	$(6,625)	$(1,942)	$(721)	$(1,875)	$(1,575)
Undistributed net investment income	$(3,671)	$6,625	$1,942	$721	$1,875	$1,575
Accumulated net realized gain (loss)	$3,671	$—	$—	$—	$—	$—

ANNUAL REPORT	DECEMBER 31, 2008	47

Notes to Financial Statements (continued)

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

	Insured Municipal	Municipal 2018	Municipal 2020	Strategic Municipal	California 2018	New York 2018	Pennsylvania Strategic

Tax-exempt income
12/31/2008	$11,803,205	$18,864,773	$21,045,740	$7,766,914	$6,547,786	$4,004,952	$1,818,032
12/31/2007	12,650,271	19,552,202	22,409,590	9,648,627	6,613,396	3,786,582	2,287,203

Ordinary income
12/31/2008	$5,484	$181,324	$60,704	$20,253	$51,067	$43,283	—
12/31/2007	—	446,905	379,967	66,740	126,161	131,993	—

Long-term capital gain
12/31/2008	$339,440	—	—	—	—	—	—
12/31/2007	296,382	—	—	—	—	—	—

Total
12/31/2008	$12,148,129	$19,046,097	$21,106,444	$7,787,167	$6,598,853	$4,048,235	$1,818,032

12/31/2007	12,946,653	19,999,107	22,789,557	9,715,367	6,739,557	3,918,575	2,287,203

As of December 31, 2008, the tax components of accumulated earnings (losses) were as follows:

	Insured Municipal	Municipal 2018	Municipal 2020	Strategic Municipal	California 2018	New York 2018	Pennsylvania Strategic

Undistributed tax-exempt income	$11,630,800	$14,106,422	$1,914,651	$192,127	$4,718,191	$3,516,515	$—
Undistributed long term gains/(capital loss carryforwards)	41,199	(14,062,262)	(1,345,059)	(1,690,562)	(3,417,022)	(1,381,717)	(261,603)
Net unrealized gains (losses)*	15,816,005	(40,645,786)	(74,282,202)	(29,655,896)	(15,724,363)	(3,561,743)	(6,426,893)

Total Accumulated Net Earnings (Losses)	$27,488,004	$(40,601,626)	$(73,712,610)	$(31,154,331)	$(14,423,194)	$(1,426,945)	$(6,688,496)

*

The difference between book-basis and tax-basis net unrealized gains (losses) is attributable primarily to the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the deferral of compensation to trustees, book/tax differences in the accrual of income on securities in default, the deferral of post-October capital losses for tax purposes, the timing and recognition of partnership income, the difference between the book and tax treatment of residual interests in tender option bond trusts, the tax deferral of losses on wash sales and other book/tax temporary differences.

For federal income tax purposes, the following Trusts had capital loss carryforwards as of their last tax year end, December 31, 2008 for Municipal 2018, California 2018 and New York 2018 and June 30, 2008 for Municipal 2020, Strategic Municipal and Pennsylvania Strategic. These amounts may be used to offset future realized capital gains, if any:

Expires	Municipal 2018	Municipal 2020	Strategic Municipal	California 2018	New York 2018	Pennsylvania Strategic

2010	$—	$—	$—	$933,303	$26,392	$—
2011	—	—	—	—	431,368	—
2012	6,240,216	—	427,602	1,482,072	590,480	—
2013	—	408,341	1,011,077	530,943	—	133,646
2014	6,932,944	—	—	—	—	—
2015	889,102	524,725	—	470,704	333,477	—
2016	—	411,993	251,883	—	—	127,957

Total	$14,062,262	$1,345,059	$1,690,562	$3,417,022	$1,381,717	$261,603

48	ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (concluded)

6. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the companies whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counter-party risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities.

7. Subsequent Events:

The Trusts paid a net investment income dividend in the following amounts per share on February 2, 2009 to shareholders of record on January 15, 2009:

Common Dividend Per Share

Insured Municipal	$0.030417
Municipal 2018	$0.075500
Municipal 2020	$0.062250
Strategic Municipal	$0.062500
California Municipal 2018	$0.061250
New York Municipal 2018	$0.068750
Pennsylvania Strategic Municipal	$0.045000

The dividends declared on Preferred Shares for the period January 1, 2009 to January 31, 2009 for the Trusts were as follows:

	Series	Dividends Declared

Municipal 2018	W7	$47,293
	R7	46,557

Municipal 2020	M7	45,283
	W7	40,968
	F7	44,727

Strategic Municipal	W7	33,766

California 2018	M7	43,389

New York 2018	T7	23,061

Pennsylvania Strategic	W7	11,898

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

ANNUAL REPORT	DECEMBER 31, 2008	49

Report of Independent Registered Public Accounting Firm

To the Directors/Trustees and Shareholders of:
BlackRock Insured Municipal Term Trust Inc.
BlackRock Municipal 2018 Term Trust
BlackRock Municipal 2020 Term Trust
BlackRock Strategic Municipal Trust
BlackRock California Municipal 2018 Term Trust
BlackRock New York Municipal 2018 Term Trust
BlackRock Pennsylvania Strategic Municipal Trust (collectively, the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the schedules of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2009

50	ANNUAL REPORT	DECEMBER 31, 2008

Important Tax Information

The following tables summarize the taxable per share distributions paid by the following Trusts during the taxable year ended December 31, 2008:

BlackRock Insured Municipal Term Trust (BMT)	Payable Date	Ordinary Income	Long-Term Capital Gains

Common Shareholders:	07/01/2008	—	$0.000188
	12/31/2008	$0.000114	$0.010339
Preferred Shareholders:
Series M7	06/10/2008	—	$0.470000
Series M7	11/04/2008	$0.280000	$25.350000

BlackRock Municipal 2018 Term Trust (BPK)

Preferred Shareholders:
Series W7	04/10/2008	$19.120000	—
Series W7	04/17/2008	$13.012600	—
Series R7	04/11/2008	$18.740000	—
Series R7	04/18/2008	$13.854100	—

BlackRock California Municipal 2018 Term Trust (BJZ)

Preferred Shareholders:
Series M7	04/08/2008	$21.110000	—
Series M7	04/15/2008	$1.586100	—

BlackRock New York Municipal 2018 Term Trust (BLH)

Preferred Shareholders:
Series T7	04/09/2008	$19.720000	—
Series T7	04/16/2008	$14.420000	—

All of the other net investment income distributions paid by the Trusts qualify as tax-exempt interest dividends for federal income tax purposes.

ANNUAL REPORT	DECEMBER 31, 2008	51

Automatic Dividend Reinvestment Plans

Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

After Insured Municipal, a 2018 and/or a 2020 Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078 or by calling (800) 699-1BFM. All overnight correspondence should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021.

52	ANNUAL REPORT	DECEMBER 31, 2008

Officers and Directors/Trustees

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as Director/Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors/Trustees[1]

Richard E. Cavanagh 40 East 52nd Street New York, NY 10022 1946	Chairman of the Board and Director/Trustee	Since 1994

Trustee, Aircraft Finance Trust since 1999; Director, The Guardian Life Insurance Company of America since 1998; Trustee, Educational Testing Service since 1997; Senior Advisor since 2008 and Director since 1996, The Fremont Group; Adjunct Lecturer, Harvard University since 2007; Formerly President and Chief Executive Officer of The Conference Board, Inc. (global business research organization) from 1995 to 2007.

				105 Funds 102 Portfolios	Arch Chemical (chemical and allied products)

Karen P. Robards 40 East 52nd Street New York, NY 10022 1950	Vice Chair of the Board, Chair of the Audit Committee and Director/Trustee	Since 2007

Partner of Robards & Company, LLC, (financial advisory firm) since 1987; Co-founder and Director of the Cooke Center for Learning and Development, (a not-for-profit organization) since 1987; Formerly Director of Enable Medical Corp. from 1996 to 2005; Formerly an investment banker at Morgan Stanley from 1976 to 1987.

				105 Funds 102 Portfolios	AtriCure, Inc. (medical devices); Care Investment Trust, Inc. (health care real estate investment trust)

G. Nicholas Beckwith, III 40 East 52nd Street New York, NY 10022 1945	Director/Trustee	Since 2007

Chairman and Chief Executive Officer, Arch Street Management, LLC (Beckwith Family Foundation) and various Beckwith property companies since 2005; Chairman of the Board of Directors, University of Pittsburgh Medical Center since 2002; Board of Directors, Shady Side Hospital Foundation since 1977; Board of Directors, Beckwith Institute for Innovation In Patient Care since 1991; Member, Advisory Council on Biology and Medicine, Brown University since 2002; Trustee, Claude Worthington Benedum Foundation (charitable foundation) since 1989; Board of Trustees, Chatham University since 1981; Board of Trustees, University of Pittsburgh since 2002; Emeritus Trustee, Shady Side Academy since 1977; Formerly Chairman and Manager, Penn West Industrial Trucks LLC (sales, rental and servicing of material handling equipment) from 2005 to 2007; Formerly Chairman, President and Chief Executive Officer, Beckwith Machinery Company (sales, rental and servicing of construction and equipment) from 1985 to 2005; Formerly Board of Directors, National Retail Properties (REIT) from 2006 to 2007.

				105 Funds 102 Portfolios	None

Kent Dixon 40 East 52nd Street New York, NY 10022 1937	Director/Trustee and Member of the Audit Committee	Since 1993	Consultant/Investor since 1988.	105 Funds 102 Portfolios	None

Frank J. Fabozzi 40 East 52nd Street New York, NY 10022 1948	Director/Trustee and Member of the Audit Committee	Since 1993

Consultant/Editor of The Journal of Portfolio Management since 2006; Professor in the Practice of Finance and Becton Fellow, Yale University, School of Management, since 2006; Formerly Adjunct Professor of Finance and Becton Fellow, Yale University from 1994 to 2006.

				105 Funds 102 Portfolios	None

ANNUAL REPORT	DECEMBER 31, 2008	53

Officers and Directors/Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as Director/Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors/Trustees[1]

Kathleen F. Feldstein 40 East 52nd Street New York, NY 10022 1941	Director/Trustee	Since 2005

President of Economics Studies, Inc. (private economic consulting firm) since 1987; Chair, Board of Trustees, McLean Hospital from 2000 to 2008 and Trustee Emeritus thereof since 2008; Member of the Board of Partners Community Healthcare, Inc. since 2005; Member of the Corporation of Partners HealthCare since 1995; Member of the Corporation of Sherrill House (healthcare) since 1990; Trustee, Museum of Fine Arts, Boston since 1992; Member of the Visiting Committee to the Harvard University Art Museum since 2003; Trustee, The Committee for Economic Development (research organization) since 1990; Member of the Advisory Board to the International School of Business, Brandeis University since 2002.

				105 Funds 102 Portfolios	The McClatchy Company (publishing)

James T. Flynn 40 East 52nd Street New York, NY 10022 1939	Director/Trustee and Member of the Audit Committee	Since 2007	Formerly Chief Financial Officer of JP Morgan & Co., Inc. from 1990 to 1995.	105 Funds 102 Portfolios	None

Jerrold B. Harris 40 East 52nd Street New York, NY 10022 1942	Director/Trustee	Since 2007	Trustee, Ursinus College since 2000; Director, Troemner LLC (scientific equipment) since 2000.	105 Funds 102 Portfolios	BlackRock Kelso Capital Corp.

R. Glenn Hubbard 40 East 52nd Street New York, NY 10022 1958	Director/Trustee	Since 2004

Dean of Columbia Business School since 2004; Columbia faculty member since 1988; Formerly Co-Director of Columbia Business School’s Entrepreneurship Program from 1997 to 2004; Visiting Professor at the John F. Kennedy School of Government at Harvard University and the Harvard Business School since 1985 and at the University of Chicago since 1994; Formerly Chairman of the U.S. Council of Economic Advisers under the President of the United States from 2001 to 2003.

				105 Funds 102 Portfolios	ADP (data and information services), KKR Financial Corporation (finance), Duke Realty (real estate), Metropolitan Life Insurance Company (insurance), Information Services Group (media/technology)

W. Carl Kester 40 East 52nd Street New York, NY 10022 1951	Director/Trustee and Member of the Audit Committee	Since 2007

Professor of Business Administration and Deputy Dean for Academic Affairs, George Fisher Baker Jr., Harvard Business School since 2008; Mizuho Financial Group Professor of Finance, Harvard Business School and Deputy Dean for Academic Affairs from 2006 to 2008; Unit Head, Finance, Harvard Business School, from 2005 to 2006; Senior Associate Dean and Chairman of the MBA Program of Harvard Business School, from 1999 to 2005; Member of the faculty of Harvard Business School since 1981; Independent Consultant since 1978.

				105 Funds 102 Portfolios	None

Robert S. Salomon, Jr. 40 East 52nd Street New York, NY 10022 1936	Director/Trustee and Member of the Audit Committee	Since 2007	Formerly Principal of STI Management LLC (investment adviser) from 1994 to 2005.	105 Funds 102 Portfolios	None

[1]	Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Trust’s board in 2007, each director/trustee first became a member of the board of directors/trustees of other legacy MLIM or legacy BlackRock Funds as follows: G. Nicholas Beckwith, III since 1999; Richard E. Cavanagh since 1994; Kent Dixon since 1988; Frank J. Fabozzi since 1988; Kathleen F. Feldstein since 2005; James T. Flynn since 1996; Jerrold B. Harris since 1999; R. Glenn Hubbard since 2004; W. Carl Kester since 1998; Karen P. Robards since 1998 and Robert S. Salomon, Jr. since 1996.

54	ANNUAL REPORT	DECEMBER 31, 2008

Officers and Directors/Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as Director/Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Interested Directors/Trustees[1]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director/Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

				174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director/Trustee	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007; Formerly Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				174 Funds 286 Portfolios	None

[1]

Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Trusts based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trusts based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC Securities. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Trust Officers[2]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Trust President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2003	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[2]	Officers of the Trusts serve at the pleasure of the Board of Directors/Trustees.

ANNUAL REPORT	DECEMBER 31, 2008	55

BlackRock Closed-End Funds

Custodian
State Street Bank and Trust
Company
Boston, MA 02101

Transfer Agent Common Shares:
Computershare Trust
Companies, N.A.
Canton, MA 02021

Accounting Agent
State Street Bank and Trust
Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

Trusts Address
BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809

Auction Agents Preferred Shares:
For the 2018 Trusts and 2020 Trust
BNY Mellon Shareowner Services
Jersey City, N.J. 07310

For the Strategic Trusts
Deutsche Bank Trust Company Americas
New York, NY 10005

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director/Trustee of the Trusts. The Board wishes Mr. Salomon well in his retirement

56	ANNUAL REPORT	DECEMBER 31, 2008

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008, to elect director or trustee nominees of each Trust:

Approved the Class I Directors/Trustees as follows:

	G. Nicholas Beckwith, III				Kent Dixon		R. Glenn Hubbard

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Insured Municipal Term Trust Inc.	18,528,551		3,916,691		18,525,884	3,919,358	18,521,336	3,923,906
BlackRock Municipal 2018 Term Trust	15,360,493		75,222		15,345,643	90,072	15,359,170	76,545
BlackRock Municipal 2020 Term Trust	19,048,604		384,846		19,038,595	394,855	19,047,808	385,642
BlackRock Strategic Municipal Trust	6,126,209		392,670		6,126,809	392,070	6,125,334	393,545
BlackRock California Municipal 2018 Term Trust	5,979,445		7,900		5,979,445	7,900	5,979,540	7,805
BlackRock New York Municipal 2018 Term Trust	3,252,632		246,658		3,252,632	246,658	3,252,632	246,658
BlackRock Pennsylvania Strategic Municipal Trust	1,860,716		9,007		1,860,316	9,407	1,861,816	7,907

	W. Carl Kester				Robert S. Salomon, Jr.

	Votes For		Votes Withheld		Votes For	Votes Withheld

BlackRock Insured Municipal Term Trust Inc.	1,539	[1]	1	[1]	18,509,101	3,936,141
BlackRock Municipal 2018 Term Trust	4,350	[1]	69	[1]	15,349,497	86,218
BlackRock Municipal 2020 Term Trust	5,888	[1]	815	[1]	19,038,782	394,668
BlackRock Strategic Municipal Trust	1,629	[1]	58	[1]	6,125,878	393,001
BlackRock California Municipal 2018 Term Trust	1,473	[1]	121	[1]	5,978,745	8,600
BlackRock New York Municipal 2018 Term Trust	898	[1]	289	[1]	3,251,432	247,858
BlackRock Pennsylvania Strategic Municipal Trust	404	[1]	23	[1]	1,861,816	7,907

[1]	Voted on by holders of Preferred Shares only.

Trust Certifications

Those Trusts listed for trading on the New York Stock Exchange (“NYSE”) have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. Each Trust filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

ANNUAL REPORT	DECEMBER 31, 2008	57

Additional Information (continued)

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statements of Additional Information of the Trusts have not been updated after completion of the Trusts’ offerings and the information contained in the Trusts’ Statements of Additional Information may have become outdated.

On September 12, 2008 the Trusts’ Board voted unanimously to change certain of the Trust’s investment guidelines.

Under normal market conditions, the Trusts are required to invest at least 80% of its total assets in municipal bonds either (i) insured under an insurance policy purchased by the Trusts or (ii) insured under an insurance policy obtained by the issuer of the municipal bond or any other party.

Historically, the Trusts have had an additional investment policy of seeking to limit its purchase of municipal bonds to those bonds insured by insurance providers with claims-paying abilities rated AAA from S&P or Fitch or Aaa from Moody’s. Following the onset of the credit and liquidity crises currently troubling the financial markets, the claims-paying ability rating of most of the municipal bond insurance providers have been lowered below the highest rating category by the rating agencies. These downgrades severely limited the ability of the Advisor to manage the Trusts with its existing claims-paying investment policy. As a result, the Board approved an amendment to this policy requiring the Trusts to purchase municipal bonds insured by insurance providers and other entities with claims-paying abilities rated at least investment grade. As a result of the change, the Trust could be exposed to greater risk of non-payment by those insurance providers with claims-paying abilities rated below AAA by S&P or Fitch or below Aaa by Moody’s. In addition, the value of a municipal bond will be affected by the credit standing of its insurer. Municipal bond insurance does not protect the market value of such municipal bonds or the net asset value of the Trust. This investment grade restriction applies at the time of investment, and municipal bonds would not be required to be disposed of in the event an insurer is downgraded after a bond is purchased. The approved changes will not alter the Trusts’ investment objective or the non-fundamental 80% policy stated above.

During the period, there were no other material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

Statement of Preferences/Articles of Incorporation

Effective September 12, 2008, following approval by the Trusts’ Board, the Board ratified the amendment of the terms of the Trusts’ Preferred Shares in order to allow the Trusts to enter into TOB transactions, the proceeds of which were used to redeem a portion of the Trusts’ Preferred Shares. Accordingly, the definition of Inverse Floaters was amended to incorporate the Trusts’ permissible ratio of floating rate instruments into inverse floating rate instruments. Additionally, conforming changes and certain formula modifications concerning inverse floaters were made to the definitions of Moody’s Discount Factor and S&P Discount Factor, as applicable, to integrate the Trusts’ investments in TOBs into applicable calculations.

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year to Date Cumulative Distributions by Character				Percentage of Fiscal Year to Date Cumulative Distributions by Character

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Insured Municipal	$0.388	$0.011	—	$0.399	97%	3%	0%	100%

58	ANNUAL REPORT	DECEMBER 31, 2008

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	DECEMBER 31, 2008	59

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This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-AR-BK4-3-1208

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Kent Dixon
Frank J. Fabozzi
James T. Flynn
W. Carl Kester
Karen P. Robards
Robert S. Salomon, Jr. (retired effective December 31, 2008)

The registrant’s board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock New
York Municipal	$26,800	$27,500	$3,500	$1,975	$6,100	$6,100	$1,049	$1,042
2018 Term Trus.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre- approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock New York Municipal 2018 Term Trust	$415,649	$293,617

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5 –	Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Kent Dixon Frank J. Fabozzi James T. Flynn W. Carl Kester Karen P. Robards Robert S. Salomon, Jr. (retired effective December 31, 2008)

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The board of directors has delegated the voting of proxies for the Fund securities to the Fund’s investment advisor (“Investment Adviser”) pursuant to the Investment Adviser’s proxy voting guidelines. Under these guidelines, the Investment Adviser will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Investment Adviser, or any affiliated person of the Fund or the Investment Adviser, on the other. In such event, provided that the Investment Adviser’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Oversight Committee”) is aware of the real or potential conflict or material non-routine matter and if the Oversight Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Oversight Committee may retain an independent fiduciary to advise the Oversight Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients. If the Investment Adviser determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Oversight Committee shall determine how to vote the proxy after consulting with the Investment Adviser’s Portfolio Management Group and/or the Investment Adviser’s Legal and Compliance Department and

concluding that the vote cast is in its client’s best interest notwithstanding the conflict. A copy of the Fund’s Proxy Voting Policy and Procedures are attached as Exhibit 99.PROXYPOL. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the SEC’s website at http://www.sec.gov.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – as of December 31, 2008.

(a)(1) BlackRock New York Municipal 2018 Term Trust is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, Walter O’Connor, Managing Director at BlackRock and F. Howard Downs, Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Each is jointly responsible for the day-to-day management of the Fund’s portfolio, which includes setting the Fund’s overall investment strategy, overseeing the management of the Fund and/or selection of its investments. Messrs. Jaeckel and O’Connor have been members of the Fund’s portfolio management team since 2006. Mr. Downs has been a member of the Fund’s portfolio since 2007.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O’Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Downs has been a Director of BlackRock since 2004 and a Vice President thereof since 1999. He has been with BlackRock since 1999.

(a)(2) As of December 31, 2008:

	Number of Other Accounts Managed			Number of Other Accounts and
	and Assets by Account Type			Assets for Which Advisory Fee is
					Performance-Based
	Other	Other Pooled		Other	Other Pooled
Name of	Registered	Investment	Other	Registered	Investment	Other
Portfolio Manager	Investment	Vehicles	Accounts	Investment	Vehicles	Accounts
	Companies			Companies
Theodore R. Jaeckel, Jr.	77	0	0	0	0	0
	$15.69 Billion	$0	$0	$0	$0	$0
Walter O’Connor	77	0	0	0	0	0
	$15.69 Billion	$0	$0	$0	$0	$0
F. Howard Downs	9	4	31	0	0	0
	$1.57 Billion	$108.9 Million	$996.9 Million	$0	$0	$0

(iv) Potential Material Conflicts of Interest

BlackRock and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of December 31, 2008:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance- based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g., Barclays Capital Municipal Bond Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10- year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Jaeckel, O’Connor and Downs have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Jaeckel, O’Connor and Downs have each participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Downs has been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of December 31, 2008, none of Mr. Jaeckel, Mr. O’Connor or Mr. Downs beneficially owned any stock issued by the Fund.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal 2018 Term Trust

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: February 23, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: February 23, 2009